UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09094

Leuthold Funds, Inc.
(Exact name of registrant as specified in charter)

150 S. Fifth Street, Suite 1700, Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

John Mueller
Leuthold Weeden Capital Management
150 S. Fifth Street, Suite 1700, Minneapolis, MN 55402
(Name and address of agent for service)

612-332-9141
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2020

Date of reporting period:  March 31, 2020

Item 1. Reports to Stockholders.

 Semi-Annual Report

March 31, 2020

LEUTHOLD FUNDS

Leuthold Core Investment Fund	Leuthold Select Industries Fund
Retail Class Shares LCORX	LSLTX
Institutional Class Shares LCRIX	Grizzly Short Fund
Leuthold Global Fund	GRZZX
Retail Class Shares GLBLX	Leuthold Core ETF
Institutional Class Shares GLBIX	LCR

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website www.funds.leutholdgroup.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary (such as a broker-dealer or a bank) or, if you are a direct investor, by calling 1-800-273-6886, sending an e-mail request to publicinfo@sec.gov, or by enrolling at www.funds.leutholdgroup.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Funds, you can call 1-800-273-6886 or send an email request to publicinfo@sec.gov to let the Funds know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Funds held in your account if you invest through your financial intermediary or all Funds held with the fund complex if you invest directly with the Funds.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this semi-annual report is accurate or complete. Any representation to the contrary is a criminal offense. An investment in the Funds is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Leuthold Funds

Leuthold Funds

(Unaudited)

Leuthold Core Investment Fund

Allocation of Portfolio Holdings

March 31, 2020

Leuthold Global Fund

Allocation of Portfolio Holdings

March 31, 2020

^ Amount is less than 0.05%.

Reflected as a percent of absolute value of investments and securities sold short.

The Leuthold Funds - 2020 Semi-Annual Report 1

Leuthold Funds

(Unaudited)

Leuthold Select Industries Fund

Allocation of Portfolio Holdings

March 31, 2020*

Grizzly Short Fund

Allocation of Securities Sold Short

March 31, 2020

* Excludes short-term investments less than 5% of net assets.

Reflected as a percent of absolute value of investments and securities sold short.

2 The Leuthold Funds - 2020 Semi-Annual Report

Leuthold Funds

(Unaudited)

Leuthold Core ETF

Allocation of Portfolio Holdings

March 31, 2020

The Leuthold Funds - 2020 Semi-Annual Report 3

Leuthold Core Investment Fund

Schedule of Investments

March 31, 2020 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 49.39%

Airlines - 0.41%
Delta Air Lines, Inc.	42,440	$1,210,813
United Airlines Holdings, Inc. (a)	26,490	835,760
		2,046,573

Banks - 0.38%
Citizens Financial Group, Inc.	40,498	761,768
Fifth Third Bancorp	78,499	1,165,710
		1,927,478

Biotechnology - 4.47%
AbbVie, Inc.	36,892	2,810,802
Alexion Pharmaceuticals, Inc. (a)	30,928	2,777,025
Amgen, Inc.	21,358	4,329,907
Biogen, Inc. (a)	11,095	3,510,236
Gilead Sciences, Inc.	62,550	4,676,238
Regeneron Pharmaceuticals, Inc. (a)	9,015	4,401,934
		22,506,142

Capital Markets - 4.96%
The Bank of New York Mellon Corp.	73,090	2,461,671
The Carlyle Group, Inc.	73,923	1,600,433
FactSet Research Systems, Inc.	5,964	1,554,695
Intercontinental Exchange, Inc.	28,293	2,284,660
KKR & Co., Inc. - Class A	103,186	2,421,775
LPL Financial Holdings, Inc.	26,213	1,426,774
Moody’s Corp.	12,344	2,610,756
Morgan Stanley	64,769	2,202,146
MSCI, Inc.	7,628	2,204,187
Nasdaq, Inc.	18,585	1,764,646
S&P Global, Inc.	10,541	2,583,072
SEI Investments Co.	40,082	1,857,400
		24,972,215

Chemicals - 0.00% (h)
China Lumena New Materials
Corp. (a)(b)(d)(e)	20,950	6,485

Commercial Services & Supplies - 1.94%
Republic Services, Inc.	50,484	3,789,329
Tetra Tech, Inc.	31,067	2,193,951
Waste Management, Inc.	40,914	3,787,000
		9,770,280

Communications Equipment - 0.63%
Cisco Systems, Inc.	80,244	3,154,392

Construction Materials - 1.41%
CRH PLC - ADR	86,266	2,315,380
Martin Marietta Materials, Inc.	12,205	2,309,552
Vulcan Materials Co.	22,745	2,458,052
		7,082,984

Consumer Finance - 1.63%
Ally Financial, Inc.	80,441	1,160,764
Capital One Financial Corp.	44,520	2,244,698
Discover Financial Services	39,527	1,409,928
OneMain Holdings, Inc.	34,812	665,605
Santander Consumer USA Holdings, Inc.	74,061	1,030,189
Synchrony Financial	107,347	1,727,213
		8,238,397

Diversified Telecommunication Services - 0.82%
Verizon Communications, Inc.	77,390	4,158,165

Electronic Equipment, Instruments & Components - 1.93%
Arrow Electronics, Inc. (a)	49,652	2,575,449
Avnet, Inc.	98,332	2,468,133
CDW Corp.	24,548	2,289,592
SYNNEX Corp.	32,870	2,402,797
		9,735,971

4 The Leuthold Funds - 2020 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Core Investment Fund

Schedule of Investments (continued)

March 31, 2020 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 49.39% (continued)

Entertainment - 2.57%
Activision Blizzard, Inc.	85,434	$5,081,614
Electronic Arts, Inc. (a)	47,432	4,751,264
Take-Two Interactive Software, Inc. (a)	26,490	3,141,979
		12,974,857

Health Care Providers & Services - 7.17%
Anthem, Inc.	9,431	2,141,214
Centene Corp. (a)	80,164	4,762,543
Cigna Corp.	12,911	2,287,571
CVS Health Corp.	38,409	2,278,806
Encompass Health Corp.	50,622	3,241,327
Fresenius Medical Care AG & Co. KGaA - ADR	46,344	1,520,083
HCA Healthcare, Inc.	42,856	3,850,612
Humana, Inc.	13,176	4,137,527
Laboratory Corp. of America Holdings (a)	10,900	1,377,651
Premier, Inc. - Class A (a)	42,954	1,405,455
Quest Diagnostics, Inc.	16,795	1,348,638
UnitedHealth Group, Inc.	23,300	5,810,554
Universal Health Services, Inc. - Class B	19,694	1,951,282
		36,113,263

Household Durables - 2.02%
D.R. Horton, Inc.	74,061	2,518,074
KB Home	54,644	989,057
Lennar Corp. - Class A	44,381	1,695,354
Meritage Homes Corp. (a)	31,760	1,159,558
PulteGroup, Inc.	112,895	2,519,816
Toll Brothers, Inc.	68,236	1,313,543
		10,195,402

Interactive Media & Services - 1.92%
Alphabet, Inc. - Class A (a)	5,825	6,768,359
Facebook, Inc. - Class A (a)	17,475	2,914,830
		9,683,189

IT Services - 2.50%
Mastercard, Inc. - Class A	26,767	6,465,837
Visa, Inc. - Class A	38,001	6,122,721
		12,588,558

Media - 0.52%
Comcast Corp. - Class A	76,280	2,622,506

Multiline Retail - 3.36%
Dollar General Corp.	43,549	6,576,334
Dollar Tree, Inc. (a)	38,695	2,842,922
Target Corp.	80,857	7,517,275
		16,936,531

Professional Services - 1.31%
ASGN, Inc. (a)	44,659	1,577,356
Insperity, Inc.	33,979	1,267,416
Robert Half International, Inc.	51,593	1,947,636
TriNet Group, Inc. (a)	47,432	1,786,289
		6,578,697

Semiconductors & Semiconductor Equipment - 4.72%
Applied Materials, Inc.	85,711	3,927,278
Intel Corp.	57,141	3,092,471
KLA Corp.	17,475	2,511,857
Lam Research Corp.	30,928	7,422,720
MKS Instruments, Inc.	32,454	2,643,378
SolarEdge Technologies, Inc. (a)(b)	51,177	4,190,373
		23,788,077

Software - 2.41%
Adobe, Inc. (a)	9,843	3,132,436
Microsoft Corp.	57,002	8,989,786
		12,122,222

See Notes to the Financial Statements.	The Leuthold Funds - 2020 Semi-Annual Report 5

Leuthold Core Investment Fund

Schedule of Investments (continued)

March 31, 2020 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 49.39% (continued)

Technology Hardware, Storage & Peripherals - 0.62%
Apple, Inc.	12,297	$3,127,004

Thrifts & Mortgage Finance - 0.17%
Radian Group, Inc.	67,127	869,295

Trading Companies & Distributors - 1.52%
AerCap Holdings NV (a)(b)	31,760	723,810
Air Lease Corp.	41,746	924,256
BMC Stock Holdings, Inc. (a)	44,659	791,804
GMS, Inc. (a)	41,746	656,665
HD Supply Holdings, Inc. (a)	48,542	1,380,049
Triton International, Ltd. (b)	34,395	889,799
United Rentals, Inc. (a)	15,950	1,641,255
WESCO International, Inc. (a)	29,680	678,188
		7,685,826
TOTAL COMMON STOCKS (Cost $241,984,033)		$248,884,509

INVESTMENT COMPANIES - 16.34%

Exchange Traded Funds - 16.34%
Invesco CurrencyShares Japanese Yen Trust (a)(g)	194,533	$17,155,865
iShares Core MSCI Emerging Markets ETF	265,202	10,732,725
iShares Intermediate-Term Corporate Bond ETF	100,004	5,492,220
iShares International Treasury Bond ETF	218,724	10,785,280
iShares JP Morgan USD Emerging Markets Bond ETF	55,238	5,340,410
iShares MBS ETF	121,040	13,367,657
SPDR Gold Shares (a)	131,558	19,477,162
TOTAL INVESTMENT COMPANIES (Cost $77,265,986)		$82,351,319

CORPORATE BONDS - 3.54%

Banks - 1.00%
JPMorgan Chase & Co.
1.500%, 01/27/2025	$4,600,000	$5,024,314

Food Products - 0.82%
Kraft Heinz Foods Co.
3.950%, 07/15/2025	4,150,000	4,130,028

Software - 0.95%
Oracle Corp.
2.950%, 05/15/2025	4,620,000	4,774,915

Technology Hardware, Storage & Peripherals - 0.77%
Apple, Inc.
1.000%, 11/10/2022	3,500,000	3,906,134
TOTAL CORPORATE BONDS (Cost $18,118,723)		$17,835,391

UNITED STATES TREASURY OBLIGATIONS - 3.12%

United States Treasury Notes - 3.12%
2.500%, 12/31/2020	$15,448,000	$15,730,409
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $15,515,940)		$15,730,409

FOREIGN GOVERNMENT BONDS - 2.79%
Canadian Government Bond
2.250%, 06/01/2025 (b) CAD	5,400,000	$4,156,653
French Republic Government Bond OAT
1.250%, 05/25/2034 (b) EUR	7,930,000	9,914,905
TOTAL FOREIGN GOVERNMENT BONDS (Cost $13,623,015)		$14,071,558

6 The Leuthold Funds - 2020 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Core Investment Fund

Schedule of Investments (continued)

March 31, 2020 (Unaudited)

	Principal Amount	Fair Value

RIGHTS - 0.00% (h)

Chemicals - 0.00% (h)
China Lumena New Materials Corp. (a)(b)(d)(e)	20,950	$0
TOTAL RIGHTS (Cost $74,502)		$0

	Shares	Fair Value

SHORT-TERM INVESTMENTS - 18.45%

Money Market Funds - 18.45%
Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 0.300% (c)(f)	92,973,560	$92,973,560
TOTAL SHORT-TERM INVESTMENTS (Cost $92,973,560)		$92,973,560

Total Investments (Cost $459,555,759) - 93.63%		$471,846,746

Other Assets in Excess of Liabilities - 6.37%		32,124,697
TOTAL NET ASSETS - 100.00%		$503,971,443

Percentages are stated as a percent of net assets.

CAD	Canadian Dollar
EUR	Euro

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day effective yield as of March 31, 2020.
(d)	Illiquid security. The fair value of these securities total $6,485 which represents an amount that rounds to 0.00% of total net assets.
(e)	This security is currently being fair valued in accordance with procedures established by the Board of Directors of Leuthold Funds, Inc. and is deemed a Level 3 security as it is valued usinig significant unobservable inputs.
(f)	All or a portion of the assets have been committed as collateral for open securites sold short.
(g)	Affiliated security. At March 31, 2020, the market value of this security totals $17,155,865, which represents 3.40% of total net assets.
(h)	Rounds to less than 0.005%.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See Notes to the Financial Statements.	The Leuthold Funds - 2020 Semi-Annual Report 7

Leuthold Core Investment Fund
Schedule of Investments Sold Short - (a) March 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 7.44%

Aerospace & Defense - 0.16%
AeroVironment, Inc.	2,867	$174,772
Axon Enterprise, Inc.	6,740	476,990
Kratos Defense & Security Solutions, Inc.	10,382	143,687
		795,449
Air Freight & Logistics - 0.09%
FedEx Corp.	3,603	436,900
Auto Components - 0.03%
Dorman Products, Inc.	2,402	132,759
Banks - 0.22%
CVB Financial Corp.	12,340	247,417
First Financial Bankshares, Inc.	7,343	197,086
First Republic Bank	5,374	442,173
Independent Bank Corp.	3,104	199,804
		1,086,480
Beverages - 0.04%
National Beverage Corp.	4,261	181,732
Capital Markets - 0.17%
Interactive Brokers Group, Inc. -Class A	6,004	259,193
Northern Trust Corp.	7,997	603,453
		862,646
Chemicals - 0.35%
Ashland Global Holdings, Inc.	7,128	356,899
Balchem Corp.	2,115	208,793
DuPont de Nemours, Inc.	9,103	310,412
Livent Corp.	39,706	208,457
The Mosaic Co.	27,581	298,426
Quaker Chemical Corp.	1,201	151,662
Sociedad Quimica y Minera de Chile SA - ADR	10,963	247,216
		1,781,865
Commercial Services & Supplies - 0.17%
Healthcare Services Group, Inc.	13,519	323,239
Rollins, Inc.	14,604	527,789
		851,028
Construction & Engineering - 0.03%
Granite Construction, Inc.	9,065	137,607
Consumer Finance - 0.14%
FirstCash, Inc.	1,937	138,960
Green Dot Corp.	9,065	230,160
LendingTree, Inc.	1,704	312,497
		681,617
Containers & Packaging - 0.08%
AptarGroup, Inc.	4,029	401,047
Diversified Consumer Services - 0.22%
Chegg, Inc.	18,517	662,538
ServiceMaster Global Holdings, Inc.	16,857	455,139
		1,117,677
Diversified Telecommunication Services - 0.05%
Bandwidth, Inc. - Class A	4,067	273,668
Electrical Equipment - 0.04%
Sunrun, Inc.	21,112	213,231
Electronic Equipment, Instruments & Components - 0.16%
Corning, Inc.	19,717	404,987
II-VI, Inc.	14,759	420,632
		825,619
Entertainment - 0.43%
Glu Mobile, Inc.	49,894	313,833
Live Nation Entertainment, Inc.	13,016	591,707
Netflix, Inc.	1,511	567,381
Spotify Technology SA (b)	3,564	432,812
World Wrestling Entertainment, Inc. - Class A	8,135	276,021
		2,181,754

8 The Leuthold Funds - 2020 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Core Investment Fund
Schedule of Investments Sold Short - (a) (continued) March 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 7.44% (continued)

Food Products - 0.26%
Cal-Maine Foods, Inc.	4,649	$204,463
Hormel Foods Corp.	9,652	450,169
Post Holdings, Inc.	4,571	379,256
The Simply Good Foods Co.	13,908	267,868
		1,301,756
Health Care Equipment & Supplies - 0.36%
ABIOMED, Inc.	2,208	320,513
Avanos Medical, Inc.	5,617	151,266
Intuitive Surgical, Inc.	775	383,788
iRhythm Technologies, Inc.	4,803	390,724
Mesa Laboratories, Inc.	736	166,402
Penumbra, Inc.	2,422	390,741
		1,803,434
Health Care Technology - 0.13%
Veeva Systems, Inc. - Class A	4,300	672,391
Hotels, Restaurants & Leisure - 0.10%
Shake Shack, Inc. - Class A	4,881	184,209
Yum! Brands, Inc.	4,842	331,822
		516,031
Industrial Conglomerates - 0.07%
General Electric Co.	43,425	344,794
Insurance - 0.36%
Arthur J. Gallagher & Co.	4,571	372,582
Erie Indemnity Co. - Class A	1,240	183,818
James River Group Holdings, Ltd. (b)	3,951	143,184
Marsh & McLennan Companies, Inc.	5,966	515,821
The Progressive Corp.	8,017	591,975
		1,807,380
Internet & Direct Marketing Retail - 0.30%
Etsy, Inc.	14,604	561,378
Farfetch, Ltd. - Class A (b)	32,617	257,674
Grubhub, Inc.	9,452	384,980
Wayfair, Inc. - Class A	5,617	300,172
		1,504,204
IT Services - 0.33%
LiveRamp Holdings, Inc.	17,238	567,475
MongoDB, Inc. - Class A	3,123	426,415
Square, Inc. - Class A	6,624	346,965
Twilio, Inc. - Class A	3,835	343,194
		1,684,049
Life Sciences Tools & Services - 0.09%
Illumina, Inc.	1,728	471,951
Machinery - 0.41%
Albany International Corp. - Class A	3,409	161,348
Chart Industries, Inc.	5,385	156,057
Donaldson Co., Inc.	5,733	221,466
Fortive Corp.	7,321	404,046
Franklin Electric Co., Inc.	4,795	225,989
Hillenbrand, Inc.	7,593	145,102
Proto Labs, Inc.	2,053	156,295
RBC Bearings, Inc.	1,046	117,978
The Toro Co.	7,399	481,601
		2,069,882
Metals & Mining - 0.16%
Alcoa Corp.	24,560	151,290
Freeport-McMoRan, Inc.	38,389	259,126
Osisko Gold Royalties, Ltd. (b)	35,058	260,831
United States Steel Corp.	24,017	151,547
		822,794
Multiline Retail - 0.07%
Ollie's Bargain Outlet Holdings, Inc.	8,135	376,976
Multi-Utilities - 0.09%
Ameren Corp.	6,121	445,792

See Notes to the Financial Statements.	The Leuthold Funds - 2020 Semi-Annual Report 9

Leuthold Core Investment Fund
Schedule of Investments Sold Short - (a) (continued) March 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 7.44% (continued)

Oil, Gas & Consumable Fuels - 0.23%
Cheniere Energy, Inc.	15,999	$535,967
Concho Resources, Inc.	5,346	229,076
EQT Corp.	52,656	372,278
		1,137,321
Pharmaceuticals - 0.18%
AstraZeneca PLC - ADR	13,314	594,603
Elanco Animal Health, Inc.	14,953	334,798
		929,401
Real Estate Investment Trusts (REITs) - 0.10%
Healthcare Trust of America, Inc.	15,146	367,745
JBG SMITH Properties	4,455	141,803
		509,548
Road & Rail - 0.14%
AMERCO	808	234,765
Landstar System, Inc.	4,720	452,459
		687,224
Semiconductors & Semiconductor Equipment - 0.08%
Cree, Inc.	11,609	411,655
Software - 1.13%
8x8, Inc.	8,290	114,899
Dropbox, Inc. - Class A	25,102	454,346
Elastic NV	6,779	378,336
HubSpot, Inc.	2,750	366,273
New Relic, Inc.	6,430	297,323
Palo Alto Networks, Inc.	3,138	514,506
Pluralsight, Inc. - Class A	9,878	108,460
Proofpoint, Inc.	4,142	424,928
RealPage, Inc.	8,135	430,586
SailPoint Technologies Holding, Inc.	12,977	197,510
salesforce.com, Inc.	2,828	407,175
Smartsheet, Inc.	9,917	411,655
Splunk, Inc.	3,525	444,961
Tenable Holdings, Inc.	12,977	283,677
Workday, Inc. - Class A	4,106	534,683
Workiva, Inc. - Class A	5,578	180,337
Yext, Inc.	12,783	130,259
		5,679,914
Specialty Retail - 0.10%
Five Below, Inc.	4,455	313,543
Monro, Inc.	3,951	173,093
		486,636
Textiles, Apparel & Luxury Goods - 0.22%
Canada Goose Holdings, Inc. (b)	13,248	263,503
Columbia Sportswear Co.	7,399	516,228
VF Corp.	6,121	331,024
		1,110,755
Trading Companies & Distributors - 0.11%
Watsco, Inc.	3,486	550,893
Water Utilities - 0.04%
California Water Service Group	3,874	194,940
TOTAL COMMON STOCKS (Proceeds $45,542,586)		$37,480,800

INVESTMENT COMPANIES - 0.24%
Exchange Traded Funds - 0.24%
iShares Core S&P 500 ETF	4,711	$1,217,322
TOTAL INVESTMENT COMPANIES (Proceeds $1,196,618)		$1,217,322

TOTAL SECURITIES SOLD SHORT
(Proceeds $46,739,204) - 7.68%		$38,698,122

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

10 The Leuthold Funds - 2020 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Global Fund
Schedule of Investments
March 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 54.08%

Banks - 2.99%
Banco do Brasil SA (b)	6,500	$34,714
Bank Mandiri Persero Tbk PT (b)	165,100	46,940
China CITIC Bank Corp., Ltd. - H Shares (b)	128,000	62,946
Citizens Financial Group, Inc.	2,921	54,944
CTBC Financial Holding Co., Ltd. (b)	111,000	65,361
First Horizon National Corp.	5,685	45,821
Grupo Financiero Banorte SAB de CV (b)	14,000	38,360
Hilltop Holdings, Inc.	3,896	58,907
Regions Financial Corp.	6,738	60,440
RHB Bank Bhd (b)	53,100	57,778
Sterling Bancorp	4,511	47,140
Taishin Financial Holding Co., Ltd. (b)	139,573	53,731
Thanachart Capital PCL - NVDR	39,200	39,428
Turkiye Halk Bankasi AS (a)(b)	46,207	35,075
Valley National Bancorp	7,810	57,091
		758,676
Capital Markets - 3.53%
Evercore, Inc. - Class A	1,316	60,615
The Goldman Sachs Group, Inc.	1,269	196,175
Haitong Securities Co., Ltd. - H Shares (b)	101,600	92,288
LPL Financial Holdings, Inc.	1,711	93,130
Meritz Securities Co., Ltd. (b)	21,531	49,688
Morgan Stanley	6,217	211,378
Raymond James Financial, Inc.	1,670	105,544
Stifel Financial Corp.	2,151	88,793
		897,611

Construction Materials - 2.99%
Asia Cement Corp. (a)(b)	62,000	80,498
Buzzi Unicem SpA (b)	3,708	67,721
China National Building Material Co., Ltd. - H Shares (b)	98,000	105,282
China Resources Cement Holdings, Ltd. (b)	64,000	75,189
CRH PLC - ADR	3,939	105,723
HeidelbergCement AG (a)(b)	1,844	78,781
LafargeHolcim, Ltd. (b)	2,725	99,445
Martin Marietta Materials, Inc.	502	94,993
Taiheiyo Cement Corp. (b)	3,100	52,803
		760,435
Consumer Finance - 2.19%
Ally Financial, Inc.	5,763	83,160
Capital One Financial Corp.	2,570	129,579
Encore Capital Group, Inc. (a)	2,590	60,554
Krungthai Card PCL - NVDR	87,400	72,016
Santander Consumer USA Holdings, Inc.	7,484	104,103
Synchrony Financial	6,589	106,017
		555,429
Entertainment - 3.53%
Activision Blizzard, Inc.	3,517	209,191
Electronic Arts, Inc. (a)	1,831	183,411
Konami Holdings Corp. (b)	3,000	92,018
NetEase, Inc. - ADR	681	218,574
Nintendo Co., Ltd. (b)	500	194,327
		897,521

See Notes to the Financial Statements.	The Leuthold Funds - 2020 Semi-Annual Report 11

Leuthold Global Fund
Schedule of Investments (continued)
March 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 54.08% (continued)

Food & Staples Retailing - 4.22%
Alimentation Couche-Tard, Inc. - Class B (b)	5,756	$135,587
Koninklijke Ahold Delhaize NV (b)	7,111	165,662
The Kroger Co.	5,154	155,238
Seven & i Holdings Co., Ltd. (b)	4,600	151,915
US Foods Holding Corp. (a)	3,215	56,938
Walgreens Boots Alliance, Inc.	3,296	150,792
Walmart, Inc.	2,246	255,190
		1,071,322
Health Care Providers & Services - 6.12%
Anthem, Inc.	922	209,331
Centene Corp. (a)	2,516	149,476
Cigna Corp.	600	106,308
CVS Health Corp.	2,224	131,950
Fresenius SE & Co KGaA (b)	2,580	96,060
Henry Schein, Inc. (a)	1,607	81,186
Humana, Inc.	629	197,519
Laboratory Corp. of America Holdings (a)	814	102,881
McKesson Corp.	924	124,980
Medipal Holdings Corp. (b)	3,900	72,875
Molina Healthcare, Inc. (a)	777	108,555
Quest Diagnostics, Inc.	1,326	106,478
Sonic Healthcare, Ltd. (b)	4,538	68,205
		1,555,804
Household Durables - 3.03%
Barratt Developments PLC (b)	16,392	88,604
Haseko Corp. (b)	11,100	118,047
KB Home	4,709	85,233
Lennar Corp. - Class A	3,250	124,150
Meritage Homes Corp. (a)	3,075	112,268
Redrow PLC (b)	16,584	73,514
Toll Brothers, Inc.	4,380	84,315
TRI Pointe Group, Inc. (a)	9,670	84,806
		770,937
Insurance - 2.60%
Dai-ichi Life Holdings, Inc. (b)	7,600	90,251
Legal & General Group PLC (b)	40,929	96,703
Medibank Pvt, Ltd. (b)	48,831	80,303
MetLife, Inc.	5,019	153,431
Old Mutual, Ltd. (b)	33,057	21,473
Ping An Insurance Group Co. of China, Ltd. - H Shares (b)	16,000	156,260
Prudential Financial, Inc.	1,169	60,952
		659,373
Interactive Media & Services - 2.72%
Alphabet, Inc. - Class A (a)	248	288,164
Auto Trader Group PLC (b)	13,275	71,735
Facebook, Inc. - Class A (a)	1,013	168,968
Twitter, Inc. (a)	3,184	78,199
Yandex NV - Class A (a)(b)	2,483	84,546
		691,612
IT Services - 3.81%
Accenture PLC - Class A (b)	1,158	189,055
Atos SE (a)(b)	1,538	102,470
Bechtle AG (b)	1,061	133,594
CACI International, Inc. (a)	769	162,374
ManTech International Corp. - Class A	1,637	118,961
NS Solutions Corp. (b)	3,600	87,442
TIS, Inc. (b)	5,700	94,528
Wipro, Ltd. - ADR	25,425	78,817
		967,241

12 The Leuthold Funds - 2020 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Global Fund
Schedule of Investments (continued)
March 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 54.08% (continued)

Life Sciences Tools & Services - 2.34%
Charles River Laboratories International, Inc. (a)	668	$84,308
Eurofins Scientific SE (a)(b)	150	73,200
Gerresheimer AG (b)	1,012	63,815
Medpace Holdings, Inc. (a)	1,073	78,737
PRA Health Sciences, Inc. (a)	1,027	85,282
Siegfried Holding AG (a)(b)	154	61,976
Syneos Health, Inc. (a)	1,863	73,440
Waters Corp. (a)	407	74,095
		594,853
Paper & Forest Products - 0.19%
China Forestry Holdings Co., Ltd. (a)(b)(d)(e)	2,484,000	48,060
Pharmaceuticals - 4.40%
Bristol-Myers Squibb Co.	3,299	183,886
GlaxoSmithKline PLC - ADR	5,150	195,134
Merck & Co., Inc.	2,167	166,729
Novartis AG - ADR	2,579	212,639
Novo Nordisk - Class B - ADR	3,332	200,586
Pfizer, Inc.	4,877	159,185
		1,118,159
Semiconductors & Semiconductor Equipment - 6.70%
Applied Materials, Inc.	2,948	135,077
ASM International NV (b)	1,161	118,122
Diodes, Inc. (a)	2,185	88,788
Globalwafers Co., Ltd. (b)	9,000	100,533
Intel Corp.	4,316	233,582
Lam Research Corp.	854	204,960
Marvell Technology Group, Ltd.	4,262	96,449
ON Semiconductor Corp. (a)	4,114	51,178
SCREEN Holdings Co., Ltd. (b)	1,500	54,897
Sino-American Silicon Products, Inc. (b)	38,000	97,272
SK Hynix, Inc. (b)	2,071	140,008
Skyworks Solutions, Inc.	1,572	140,505
SUMCO Corp. (b)	9,000	114,362
Taiwan Surface Mounting Technology Corp. (a)(b)	27,000	60,992
UniTest, Inc. (b)	6,912	64,595
		1,701,320
Trading Companies & Distributors - 2.72%
Air Lease Corp.	2,452	54,287
Ferguson PLC (b)	1,497	92,563
GMS, Inc. (a)	3,518	55,338
HD Supply Holdings, Inc. (a)	2,810	79,889
Indutrade AB (b)	3,415	92,392
ITOCHU Corp. (b)	5,000	103,473
Mitsui & Co., Ltd. (b)	6,200	86,079
Triton International, Ltd. (b)	3,009	77,843
WESCO International, Inc. (a)	2,106	48,122
		689,986
TOTAL COMMON STOCKS (Cost $17,370,071)		$13,738,339

INVESTMENT COMPANIES - 16.28%

Exchange Traded Funds - 16.28%
Invesco CurrencyShares Euro Currency Trust (a)	2,116	$220,699
Invesco CurrencyShares Japanese Yen Trust (a)	12,239	1,079,357
iShares Intermediate-Term Corporate Bond ETF	13,461	739,278
iShares JP Morgan USD Emerging Markets Bond ETF	3,659	353,752
iShares MBS ETF	6,215	686,385
SPDR Gold Shares (a)	7,123	1,054,560
TOTAL INVESTMENT COMPANIES (Cost $3,949,299)		$4,134,031

See Notes to the Financial Statements.	The Leuthold Funds - 2020 Semi-Annual Report 13

Leuthold Global Fund
Schedule of Investments (continued)
March 31, 2020 (Unaudited)

	Principal Amount		Fair Value
CORPORATE BONDS - 2.02%

Banks - 2.02%
JPMorgan Chase & Co. 1.500%, 01/27/2025		$470,000	$513,354
TOTAL CORPORATE BONDS (Cost $519,729)			$513,354

UNITED STATES TREASURY OBLIGATIONS - 3.47%
United States Treasury Notes - 3.47%
2.500%, 12/31/2020		$866,000	$881,831
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $871,043)			$881,831

FOREIGN GOVERNMENT BONDS - 4.18%
Canadian Government Bond 2.250%, 06/01/2025 (b)	CAD	610,000	$469,548
French Republic Government Bond OAT 1.250%, 05/25/2034 (b)	EUR	474,000	592,644
TOTAL FOREIGN GOVERNMENT BONDS (Cost $1,042,424)			$1,062,192

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 12.75%

Money Market Funds - 12.75%
Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 0.300% (c)(f)	3,238,036	$3,238,036
TOTAL SHORT-TERM INVESTMENTS (Cost $3,238,036)		$3,238,036

Total Investments (Cost $26,990,602) - 92.78%		$23,567,783
Other Assets in Excess of Liabilities - 7.22%		1,834,051
TOTAL NET ASSETS - 100.00%		$25,401,834

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
CAD	Canadian Dollar
EUR	Euro
NVDR	Non-Voting Depositary Receipt

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day effective yield as of March 31, 2020.
(d)	Illiquid security. The fair value of these securities total $48,060 which represents 0.19% of total net assets.
(e)	This security is currently being fair valued in accordance with procedures established by the Board of Directors of Leuthold Funds, Inc. and is deemed a Level 3 security as it is valued using significant unobservable inputs.
(f)	All or a portion of the assets have been committed as collateral for open securities sold short.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

14 The Leuthold Funds - 2020 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Global Fund

Schedule of Investments (continued)
March 31, 2020 (Unaudited)

	Fair Value	Percentage of Total Investments
CURRENCY EXPOSURE
Australian Dollar	$148,508	0.63%
Brazilian Real	34,714	0.15
British Pound	444,592	1.89
Canadian Dollar	605,135	2.57
Euro	2,005,423	8.51
Hong Kong Dollar	540,025	2.29
Indonesian Rupiah	46,940	0.20
Japanese Yen	1,313,017	5.57
Malaysian Ringgit	57,778	0.26
Mexican Peso	38,360	0.16
South Korean Won	254,291	1.08
Swedish Krona	92,392	0.39
Swiss Franc	161,421	0.68
Taiwan New Dollar	458,387	1.94
Thai Baht	111,444	0.47
Turkish Lira	35,075	0.15
US Dollar	17,220,281	73.06
Total Investments	$23,567,783	100.00%

PORTFOLIO DIVERSIFICATION
Australia	$148,508	0.63%
Bermuda	77,843	0.33
Brazil	34,714	0.15
Canada	605,135	2.57
China	683,410	2.90
Denmark	200,586	0.85
France	695,114	2.95
Germany	372,250	1.58
Hong Kong	75,189	0.32
India	78,817	0.33
Indonesia	46,940	0.20
Ireland	294,778	1.25
Italy	67,721	0.29
Japan	1,313,017	5.57
Luxembourg	73,200	0.31
Malaysia	57,778	0.26
Mexico	38,360	0.16
Netherlands	283,784	1.20
Russia	84,546	0.36
South Africa	21,473	0.09
South Korea	254,291	1.08
Sweden	92,392	0.39
Switzerland	374,060	1.59
Taiwan	458,387	1.94
Thailand	111,444	0.47
Turkey	35,075	0.15
United Kingdom	618,253	2.62
United States	16,370,718	69.46
Total Investments	$23,567,783	100.00%

See Notes to the Financial Statements.	The Leuthold Funds - 2020 Semi-Annual Report 15

Leuthold Global Fund

Schedule of Investments Sold Short - (a)
March 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 3.95%

Aerospace & Defense - 0.08%
AeroVironment, Inc.	77	$4,694
Axon Enterprise, Inc.	181	12,809
Kratos Defense & Security Solutions, Inc.	278	3,848
		21,351

Air Freight & Logistics - 0.05%
FedEx Corp.	96	11,641

Auto Components - 0.01%
Dorman Products, Inc.	64	3,537

Banks - 0.11%
CVB Financial Corp.	328	6,576
First Financial Bankshares, Inc.	196	5,261
First Republic Bank	143	11,766
Independent Bank Corp.	83	5,343
		28,946

Beverages - 0.02%
National Beverage Corp.	114	4,862
Capital Markets - 0.09%
Interactive Brokers Group, Inc. - Class A	161	6,950
Northern Trust Corp.	213	16,073
		23,023

Chemicals - 0.19%
Ashland Global Holdings, Inc.	191	9,563
Balchem Corp.	56	5,528
DuPont de Nemours, Inc.	244	8,321
Livent Corp.	1,064	5,586
The Mosaic Co.	739	7,996
Quaker Chemical Corp.	32	4,041
Sociedad Quimica y Minera de Chile SA - ADR	294	6,630
		47,665

Commercial Services & Supplies - 0.09%
Healthcare Services Group, Inc.	362	8,655
Rollins, Inc.	391	14,131
		22,786

Construction & Engineering - 0.01%
Granite Construction, Inc.	243	3,689

Consumer Finance - 0.07%
FirstCash, Inc.	52	3,730
Green Dot Corp.	243	6,170
LendingTree, Inc.	46	8,436
		18,336

Containers & Packaging - 0.04%
AptarGroup, Inc.	108	10,750

Diversified Consumer Services - 0.12%
Chegg, Inc.	496	17,747
ServiceMaster Global Holdings, Inc.	448	12,096
		29,843

Diversified Telecommunication Services - 0.03%
Bandwidth, Inc. - Class A	109	7,335

Electrical Equipment - 0.02%
Sunrun, Inc.	566	5,717

Electronic Equipment, Instruments & Components - 0.09%
Corning, Inc.	528	10,845
II-VI, Inc.	395	11,258
		22,103

16 The Leuthold Funds - 2020 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Global Fund

Schedule of Investments Sold Short - (a)
March 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 3.95% (continued)

Entertainment - 0.23%
Glu Mobile, Inc.	1,336	$8,403
Live Nation Entertainment, Inc.	349	15,865
Netflix, Inc.	40	15,020
Spotify Technology SA (b)	95	11,537
World Wrestling Entertainment,
Inc. - Class A	218	7,397
		58,222

Food Products - 0.14%
Cal-Maine Foods, Inc.	125	5,498
Hormel Foods Corp.	256	11,940
Post Holdings, Inc.	122	10,122
The Simply Good Foods Co.	371	7,145
		34,705

Health Care Equipment & Supplies - 0.19%
ABIOMED, Inc.	59	8,564
Avanos Medical, Inc.	150	4,040
Intuitive Surgical, Inc.	21	10,399
iRhythm Technologies, Inc.	129	10,494
Mesa Laboratories, Inc.	20	4,522
Penumbra, Inc.	65	10,487
		48,506

Health Care Technology - 0.07%
Veeva Systems, Inc. - Class A	115	17,983

Hotels, Restaurants & Leisure - 0.05%
Shake Shack, Inc. - Class A	131	4,944
Yum! Brands, Inc.	130	8,909
		13,853

Industrial Conglomerates - 0.04%
General Electric Co.	1,163	9,234

Insurance - 0.19%
Arthur J. Gallagher & Co.	122	9,944
Erie Indemnity Co. - Class A	33	4,892
James River Group Holdings, Ltd. (b)	106	3,841
Marsh & McLennan Companies, Inc.	160	13,834
The Progressive Corp.	214	15,802
		48,313

Internet & Direct Marketing Retail - 0.16%
Etsy, Inc.	391	15,030
Farfetch, Ltd. - Class A (b)	874	6,904
Grubhub, Inc.	253	10,305
Wayfair, Inc. - Class A	150	8,016
		40,255

IT Services - 0.18%
LiveRamp Holdings, Inc.	462	15,209
MongoDB, Inc. - Class A	83	11,333
Square, Inc. - Class A	177	9,271
Twilio, Inc. - Class A	103	9,218
		45,031

Life Sciences Tools & Services - 0.05%
Illumina, Inc.	46	12,563

Machinery - 0.22%
Albany International Corp. - Class A	91	4,307
Chart Industries, Inc.	144	4,173
Donaldson Co., Inc.	154	5,949
Fortive Corp.	196	10,817
Franklin Electric Co., Inc.	128	6,033
Hillenbrand, Inc.	203	3,879
Proto Labs, Inc.	55	4,187
RBC Bearings, Inc.	28	3,158
The Toro Co.	198	12,888
		55,391

See Notes to the Financial Statements.	The Leuthold Funds - 2020 Semi-Annual Report 17

Leuthold Global Fund

Schedule of Investments Sold Short - (a) (continued)
March 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 3.95% (continued)

Metals & Mining - 0.09%
Alcoa Corp.	658	$4,053
Freeport-McMoRan, Inc.	1,028	6,939
Osisko Gold Royalties, Ltd. (b)	939	6,986
United States Steel Corp.	643	4,058
		22,036

Multiline Retail - 0.04%
Ollie's Bargain Outlet Holdings, Inc.	218	10,102

Multi-Utilities - 0.05%
Ameren Corp.	164	11,944

Oil, Gas & Consumable Fuels - 0.12%
Cheniere Energy, Inc.	429	14,371
Concho Resources, Inc.	143	6,128
EQT Corp.	1,403	9,919
		30,418

Pharmaceuticals - 0.10%
AstraZeneca PLC - ADR	355	15,854
Elanco Animal Health, Inc.	401	8,979
		24,833

Real Estate Investment Trusts (REITs) - 0.05%
Healthcare Trust of America, Inc.	406	9,858
JBG SMITH Properties	119	3,788
		13,646

Road & Rail - 0.07%
AMERCO	22	6,392
Landstar System, Inc.	126	12,078
		18,470

Semiconductors & Semiconductor Equipment - 0.04%
Cree, Inc.	309	10,957

Software - 0.60%
8x8, Inc.	222	3,077
Dropbox, Inc. - Class A	672	12,163
Elastic NV	182	10,157
HubSpot, Inc.	74	9,856
New Relic, Inc.	172	7,953
Palo Alto Networks, Inc.	84	13,773
Pluralsight, Inc. - Class A	265	2,910
Proofpoint, Inc.	110	11,285
RealPage, Inc.	218	11,539
SailPoint Technologies Holding, Inc.	348	5,297
salesforce.com, Inc.	76	10,942
Smartsheet, Inc.	266	11,042
Splunk, Inc.	94	11,866
Tenable Holdings, Inc.	348	7,607
Workday, Inc. - Class A	110	14,324
Workiva, Inc. - Class A	149	4,817
Yext, Inc.	342	3,485
		152,093

Specialty Retail - 0.05%
Five Below, Inc.	119	8,375
Monro, Inc.	106	4,644
		13,019

Textiles, Apparel & Luxury Goods - 0.12%
Canada Goose Holdings, Inc. (b)	355	7,061
Columbia Sportswear Co.	198	13,815
VF Corp.	164	8,869
		29,745

Trading Companies & Distributors - 0.06%
Watsco, Inc.	93	14,697

Water Utilities - 0.02%
California Water Service Group	104	5,233
TOTAL COMMON STOCKS
(Proceeds $1,222,313)		$1,002,833

18 The Leuthold Funds - 2020 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Global Fund

Schedule of Investments Sold Short - (a) (continued)
March 31, 2020 (Unaudited)

	Shares	Fair Value
INVESTMENT COMPANIES - 5.36%

Exchange Traded Funds - 5.36%
iShares Core S&P 500 ETF	125	$32,300
iShares MSCI ACWI ETF	10,150	635,085
iShares MSCI EAFE ETF	10,345	553,044
iShares MSCI Emerging Markets ETF	4,147	141,537
TOTAL INVESTMENT COMPANIES
(Proceeds $1,743,584)		$1,361,966

TOTAL SECURITIES SOLD SHORT
(Proceeds $2,965,897) - 9.31%		$2,364,799

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) Foreign issued security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See Notes to the Financial Statements.	The Leuthold Funds - 2020 Semi-Annual Report 19

Leuthold Select Industries Fund

Schedule of Investments
March 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 99.40%

Airlines - 0.84%
Delta Air Lines, Inc.	1,214	$34,636
United Airlines Holdings, Inc. (a)	757	23,883
		58,519
Banks - 0.78%
Citizens Financial Group, Inc.	1,134	21,331
Fifth Third Bancorp	2,221	32,982
		54,313
Biotechnology - 9.03%
AbbVie, Inc.	1,037	79,009
Alexion Pharmaceuticals, Inc. (a)	864	77,579
Amgen, Inc.	605	122,652
Biogen, Inc. (a)	309	97,761
Gilead Sciences, Inc.	1,752	130,979
Regeneron Pharmaceuticals, Inc. (a)	251	122,561
		630,541
Capital Markets - 10.02%
The Bank of New York Mellon Corp.	2,033	68,471
The Carlyle Group, Inc.	2,067	44,751
FactSet Research Systems, Inc.	169	44,055
Intercontinental Exchange, Inc.	799	64,519
KKR & Co., Inc. - Class A	2,834	66,514
LPL Financial Holdings, Inc.	734	39,952
Moody's Corp.	348	73,602
Morgan Stanley	1,813	61,642
MSCI, Inc.	215	62,126
Nasdaq, Inc.	528	50,134
S&P Global, Inc.	299	73,270
SEI Investments Co.	1,100	50,974
		700,010
Commercial Services & Supplies - 3.94%
Republic Services, Inc.	1,415	106,210
Tetra Tech, Inc.	885	62,498
Waste Management, Inc.	1,146	106,074
		274,782
Communications Equipment - 1.29%
Cisco Systems, Inc.	2,284	89,784
Construction Materials - 2.86%
CRH PLC - ADR	2,447	65,677
Martin Marietta Materials, Inc.	343	64,906
Vulcan Materials Co.	638	68,949
		199,532
Consumer Finance - 3.32%
Ally Financial, Inc.	2,259	32,597
Capital One Financial Corp.	1,267	63,882
Discover Financial Services	1,116	39,808
OneMain Holdings, Inc.	973	18,604
Santander Consumer USA Holdings, Inc.	2,038	28,348
Synchrony Financial	3,008	48,399
		231,638
Diversified Telecommunication Services - 1.70%
Verizon Communications, Inc.	2,203	118,367
Electronic Equipment, Instruments & Components - 3.92%
Arrow Electronics, Inc. (a)	1,406	72,929
Avnet, Inc.	2,775	69,652
CDW Corp.	684	63,797
SYNNEX Corp.	926	67,691
		274,069

20	The Leuthold Funds - 2020 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Select Industries Fund

Schedule of Investments (continued)
March 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 99.40% (continued)

Entertainment - 5.22%
Activision Blizzard, Inc.	2,410	$143,347
Electronic Arts, Inc. (a)	1,338	134,027
Take-Two Interactive Software, Inc. (a)	736	87,297
		364,671
Health Care Providers & Services - 14.40%
Anthem, Inc.	250	56,760
Centene Corp. (a)	2,188	129,989
Cigna Corp.	372	65,911
CVS Health Corp.	1,106	65,619
Encompass Health Corp.	1,401	89,706
Fresenius Medical Care AG & Co. KGaA - ADR	1,344	44,083
HCA Healthcare, Inc.	1,183	106,293
Humana, Inc.	359	112,733
Laboratory Corp. of America Holdings (a)	316	39,939
Premier, Inc. - Class A (a)	1,241	40,606
Quest Diagnostics, Inc.	487	39,106
UnitedHealth Group, Inc.	643	160,351
Universal Health Services, Inc. - Class B	546	54,098
		1,005,194
Household Durables - 4.01%
D.R. Horton, Inc.	2,040	69,360
KB Home	1,516	27,439
Lennar Corp. - Class A	1,220	46,604
Meritage Homes Corp. (a)	871	31,800
PulteGroup, Inc.	3,090	68,969
Toll Brothers, Inc.	1,875	36,094
		280,266
Interactive Media & Services - 3.94%
Alphabet, Inc. - Class A (a)	166	192,884
Facebook, Inc. - Class A (a)	493	82,232
		275,116

IT Services - 4.93%
Mastercard, Inc. - Class A	733	177,063
Visa, Inc. - Class A	1,038	167,243
		344,306
Media - 1.07%
Comcast Corp. - Class A	2,182	75,017
Multiline Retail - 6.63%
Dollar General Corp.	1,190	179,702
Dollar Tree, Inc. (a)	1,060	77,878
Target Corp.	2,210	205,464
		463,044
Professional Services - 2.59%
ASGN, Inc. (a)	1,214	42,878
Insperity, Inc.	951	35,472
Robert Half International, Inc.	1,421	53,643
TriNet Group, Inc. (a)	1,304	49,109
		181,102
Semiconductors & Semiconductor Equipment - 9.31%
Applied Materials, Inc.	2,329	106,715
Intel Corp.	1,598	86,484
KLA Corp.	480	68,995
Lam Research Corp.	847	203,280
MKS Instruments, Inc.	885	72,083
SolarEdge Technologies, Inc. (a)(b)	1,378	112,831
		650,388
Software - 4.89%
Adobe, Inc. (a)	280	89,107
Microsoft Corp.	1,601	252,494
		341,601

See Notes to the Financial Statements.	The Leuthold Funds - 2020 Semi-Annual Report	21

Leuthold Select Industries Fund

Schedule of Investments (continued)
March 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 99.40% (continued)

Technology Hardware, Storage & Peripherals - 1.28%
Apple, Inc.	351	$89,256
Thrifts & Mortgage Finance - 0.34%
Radian Group, Inc.	1,860	24,087
Trading Companies & Distributors - 3.09%
AerCap Holdings NV (a)(b)	896	20,420
Air Lease Corp.	1,178	26,081
BMC Stock Holdings, Inc. (a)	1,245	22,074
GMS, Inc. (a)	1,160	18,247
HD Supply Holdings, Inc. (a)	1,372	39,006
Triton International, Ltd. (b)	959	24,809
United Rentals, Inc. (a)	444	45,687
WESCO International, Inc. (a)	847	19,354
		215,678
TOTAL COMMON STOCKS
(Cost $6,660,350)		$6,941,281

Total Investments (Cost $6,660,350) - 99.40%		$6,941,281
Other Assets in Excess of Liabilities - 0.60%		41,573
TOTAL NET ASSETS - 100.00%		$6,982,854

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

(a) Non-income producing security.

(b) Foreign issued security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

22	The Leuthold Funds - 2020 Semi-Annual Report	See Notes to the Financial Statements.

Grizzly Short Fund

Schedule of Investments
March 31, 2020 (Unaudited)

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 58.49%

Money Market Funds - 58.49%
Fidelity Institutional Money Market Funds - Government Portfolio, Class I, 0.300% (a)(b)	107,169,820	$107,169,820
TOTAL SHORT-TERM INVESTMENTS (Cost $107,169,820)		$107,169,820

Total Investments (Cost $107,169,820) - 58.49%		$107,169,820
Other Assets in Excess of Liabilities - (b) 41.51%		76,057,921
TOTAL NET ASSETS - 100.00%		$183,227,741

Percentages are stated as a percent of net assets.

(a) The rate quoted is the annualized seven-day yield as of March 31, 2020.

(b) All or a portion of the assets have been committed as collateral for open securities sold short.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See Notes to the Financial Statements.	The Leuthold Funds - 2020 Semi-Annual Report	23

Grizzly Short Fund

Schedule of Securities Sold Short - (a) March 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 93.40%

Aerospace & Defense - 1.98%
AeroVironment, Inc.	13,099	$798,515
Axon Enterprise, Inc.	30,799	2,179,645
Kratos Defense & Security Solutions, Inc.	47,438	656,542
		3,634,702
Air Freight & Logistics - 1.09%
FedEx Corp.	16,462	1,996,182

Auto Components - 0.33%
Dorman Products, Inc.	10,975	606,588

Banks - 2.72%
CVB Financial Corp.	57,174	1,146,339
First Financial Bankshares, Inc.	33,428	897,207
First Republic Bank	24,604	2,024,417
Independent Bank Corp.	14,135	909,870
		4,977,833
Beverages - 0.45%
National Beverage Corp.	19,471	830,438

Capital Markets - 2.15%
Interactive Brokers Group, Inc. - Class A	27,436	1,184,412
Northern Trust Corp.	36,411	2,747,574
		3,931,986
Chemicals - 4.44%
Ashland Global Holdings, Inc.	32,570	1,630,780
Balchem Corp.	9,912	978,513
DuPont de Nemours, Inc.	41,597	1,418,458
Livent Corp.	178,405	936,626
The Mosaic Co.	123,977	1,341,431
Quaker Chemical Corp.	5,487	692,898
Sociedad Quimica y Minera de Chile SA - ADR	50,093	1,129,597
		8,128,303
Commercial Services & Supplies - 2.12%
Healthcare Services Group, Inc.	61,776	1,477,064
Rollins, Inc.	66,732	2,411,695
		3,888,759
Construction & Engineering - 0.34%
Granite Construction, Inc.	41,420	628,756

Consumer Finance - 1.70%
FirstCash, Inc.	8,850	634,899
Green Dot Corp.	41,420	1,051,654
LendingTree, Inc.	7,788	1,428,241
		3,114,794
Containers & Packaging - 1.00%
AptarGroup, Inc.	18,409	1,832,432

Diversified Consumer Services - 2.80%
Chegg, Inc.	84,610	3,027,346
ServiceMaster Global Holdings, Inc.	77,884	2,102,868
		5,130,214
Diversified Telecommunication Services - 0.68%
Bandwidth, Inc. - Class A	18,586	1,250,652

Electrical Equipment - 0.52%
Sunrun, Inc.	95,035	959,854

Electronic Equipment, Instruments & Components - 2.06%
Corning, Inc.	90,097	1,850,592
II-VI, Inc.	67,440	1,922,040
		3,772,632
Entertainment - 5.44%
Glu Mobile, Inc.	227,987	1,434,038
Live Nation Entertainment, Inc.	59,475	2,703,734
Netflix, Inc.	6,903	2,592,077
Spotify Technology SA (b)	16,285	1,977,650
World Wrestling Entertainment, Inc. - Class A	37,172	1,261,246
		9,968,745

24 The Leuthold Funds - 2020 Semi-Annual Report	See Notes to the Financial Statements.

Grizzly Short Fund

Schedule of Securities Sold Short - (a) (continued) March 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 93.40% (continued)

Food Products - 3.26%
Cal-Maine Foods, Inc.	21,241	$934,179
Hormel Foods Corp.	44,606	2,080,424
Post Holdings, Inc.	20,887	1,732,994
The Simply Good Foods Co.	63,723	1,227,305
		5,974,902
Health Care Equipment & Supplies - 4.49%
ABIOMED, Inc.	10,089	1,464,519
Avanos Medical, Inc.	25,031	674,085
Intuitive Surgical, Inc.	3,540	1,753,043
iRhythm Technologies, Inc.	21,949	1,785,551
Mesa Laboratories, Inc.	3,363	760,341
Penumbra, Inc.	11,035	1,780,277
		8,217,816
Health Care Technology - 1.68%
Veeva Systems, Inc. - Class A	19,648	3,072,358

Hotels, Restaurants & Leisure - 1.28%
Shake Shack, Inc. - Class A	21,751	820,883
Yum! Brands, Inc.	22,126	1,516,295
		2,337,178
Industrial Conglomerates - 0.86%
General Electric Co.	198,426	1,575,502

Insurance - 4.50%
Arthur J. Gallagher & Co.	20,887	1,702,500
Erie Indemnity Co. - Class A	5,664	839,631
James River Group Holdings, Ltd. (b)	18,055	654,313
Marsh & McLennan Companies, Inc.	27,259	2,356,813
The Progressive Corp.	36,498	2,695,012
		8,248,269
Internet & Direct Marketing Retail - 3.73%
Etsy, Inc.	66,732	2,565,178
Farfetch, Ltd. - Class A (b)	149,041	1,177,424
Grubhub, Inc.	43,190	1,759,129
Wayfair, Inc. - Class A	25,031	1,337,656
		6,839,387
IT Services - 4.19%
LiveRamp Holdings, Inc.	78,769	2,593,075
MongoDB, Inc. - Class A	14,161	1,933,543
Square, Inc. - Class A	30,268	1,585,438
Twilio, Inc. - Class A	17,524	1,568,223
		7,680,279
Life Sciences Tools & Services - 1.16%
Illumina, Inc.	7,788	2,127,059

Machinery - 5.15%
Albany International Corp. - Class A	15,577	737,259
Chart Industries, Inc.	24,388	706,764
Donaldson Co., Inc.	26,197	1,011,990
Fortive Corp.	33,455	1,846,382
Franklin Electric Co., Inc.	21,949	1,034,456
Hillenbrand, Inc.	34,694	663,002
Proto Labs, Inc.	9,381	714,176
RBC Bearings, Inc.	4,661	525,714
The Toro Co.	33,809	2,200,628
		9,440,371
Metals & Mining - 2.04%
Alcoa Corp.	109,797	676,350
Freeport-McMoRan, Inc.	175,415	1,184,051
Osisko Gold Royalties, Ltd. (b)	160,192	1,191,828
United States Steel Corp.	108,745	686,181
		3,738,410
Multiline Retail - 0.94%
Ollie's Bargain Outlet Holdings, Inc.	37,172	1,722,550

See Notes to the Financial Statements.	The Leuthold Funds - 2020 Semi-Annual Report 25

Grizzly Short Fund

Schedule of Securities Sold Short - (a) (continued) March 31, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 93.40% (continued)

Multi-Utilities - 1.11%
Ameren Corp.	27,967	$2,036,837

Oil, Gas & Consumable Fuels - 2.82%
Cheniere Energy, Inc.	73,104	2,448,984
Concho Resources, Inc.	24,427	1,046,697
EQT Corp.	235,735	1,666,646
		5,162,327
Pharmaceuticals - 2.31%
AstraZeneca PLC - ADR	60,664	2,709,254
Elanco Animal Health, Inc.	68,325	1,529,797
		4,239,051
Real Estate Investment Trusts (REITs) - 1.27%
Healthcare Trust of America, Inc.	69,210	1,680,419
JBG SMITH Properties	20,356	647,931
		2,328,350
Road & Rail - 1.74%
AMERCO	3,717	1,079,975
Landstar System, Inc.	21,949	2,104,031
		3,184,006
Semiconductors & Semiconductor Equipment - 1.05%
Cree, Inc.	54,342	1,926,967

Software - 14.17%
8x8, Inc.	37,880	525,017
Dropbox, Inc. - Class A	114,701	2,076,088
Elastic NV	30,976	1,728,771
HubSpot, Inc.	12,568	1,673,932
New Relic, Inc.	29,383	1,358,670
Palo Alto Networks, Inc.	14,338	2,350,858
Pluralsight, Inc. - Class A	45,137	495,604
Proofpoint, Inc.	18,940	1,943,055
RealPage, Inc.	37,172	1,967,514
SailPoint Technologies Holding, Inc.	59,298	902,516
salesforce.com, Inc.	12,922	1,860,510
Smartsheet, Inc.	45,314	1,880,984
Splunk, Inc.	16,108	2,033,313
Tenable Holdings, Inc.	59,298	1,296,254
Workday, Inc. - Class A	18,763	2,443,318
Workiva, Inc. - Class A	25,489	824,059
Yext, Inc.	58,413	595,228
		25,955,691
Specialty Retail - 1.21%
Five Below, Inc.	20,356	1,432,655
Monro, Inc.	17,877	783,192
		2,215,847
Textiles, Apparel & Luxury Goods - 2.76%
Canada Goose Holdings, Inc. (b)	59,786	1,189,144
Columbia Sportswear Co.	33,809	2,358,854
VF Corp.	27,967	1,512,455
		5,060,453
Trading Companies & Distributors - 1.37%
Watsco, Inc.	15,931	2,517,576

Water Utilities - 0.49%
California Water Service Group	17,701	890,714
TOTAL COMMON STOCKS (Proceeds $184,190,817)		$171,144,770

26 The Leuthold Funds - 2020 Semi-Annual Report	See Notes to the Financial Statements.

Grizzly Short Fund

Schedule of Securities Sold Short - (a) (continued) March 31, 2020 (Unaudited)

	Shares	Fair Value
INVESTMENT COMPANIES - 3.03%

Exchange Traded Funds - 3.03%
iShares Core S&P 500 ETF	21,464	$5,546,298
TOTAL INVESTMENT COMPANIES (Proceeds $5,451,965)		$5,546,298

TOTAL SECURITIES SOLD SHORT (Proceeds $189,642,782) - 96.43%		$176,691,068

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See Notes to the Financial Statements.	The Leuthold Funds - 2020 Semi-Annual Report 27

Leuthold Core ETF
Schedule of Investments
March 31, 2020 (Unaudited)

	Shares	Fair Value
INVESTMENT COMPANIES - 75.90%
Exchange Traded Funds - 75.90%
Communication Services Select
Sector SPDR Fund	7,542	$333,658
Consumer Discretionary Select
Sector SPDR Fund	1,992	195,375
Financial Select Sector
SPDR Fund	16,516	343,863
Health Care Select Sector
SPDR Fund	1,241	109,928
Invesco CurrencyShares
British Pound Sterling Trust (a)	126	15,178
Invesco CurrencyShares Euro
Currency Trust (a)	826	86,152
Invesco CurrencyShares Japanese
Yen Trust (a)	826	72,845
iShares Core MSCI Emerging
Markets ETF	2,100	84,987
iShares Gold Trust (a)	9,429	142,095
iShares iBoxx $ Investment
Grade Corporate Bond ETF	427	52,739
iShares Intermediate-Term
Corporate Bond ETF	1,442	79,195
iShares JP Morgan USD Emerging
Markets Bond ETF	307	29,681
iShares MBS ETF	932	102,930
iShares Nasdaq Biotechnology ETF	1,241	133,705
iShares U.S. Healthcare Providers
ETF	940	156,707
iShares U.S. Home Construction
ETF	2,501	72,354
SPDR Bloomberg Barclays
1-3 Month T-Bill ETF	1,008	92,363
SPDR Bloomberg Barclays
International Corporate Bond ETF	773	24,025
SPDR Bloomberg Barclays
International Treasury Bond ETF	8,038	223,456
SPDR S&P Retail ETF	771	22,960
SPDR S&P Semiconductor ETF	977	82,039
Technology Select Sector SPDR Fund	6,904	554,875
TOTAL INVESTMENT COMPANIES
(Cost $3,443,583)		$3,011,110

SHORT-TERM INVESTMENTS - 20.58%
Money Market Funds - 20.58%
Fidelity Institutional Money Market
Funds - Government Portfolio - Class I, 0.300% (b)	816,624	$816,624
TOTAL SHORT-TERM INVESTMENTS
(Cost $816,624)		$816,624

Total Investments
(Cost $4,260,207) - 96.48%		$3,827,734
Other Assets in Excess of Liabilities - 3.52%		139,761
TOTAL NET ASSETS - 100.00%		$3,967,495

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) The rate quoted is the annualized seven-day effective yield as of March 31, 2020.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

28	The Leuthold Funds - 2020 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Core ETF
Schedule of Futures Contracts
March 31, 2020 (Unaudited)

The Leuthold Core ETF (the “Fund”) had the following futures contracts outstanding with Macquarie Capital.

	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Short Futures Contracts Outstanding
Micro E-Mini S&P 500 Index Futures (6/20)	27	$346,910	$(22,457)
		$346,910	$(22,457)

There is no variation margin due to or from the Fund as of March 31, 2020.

See Notes to the Financial Statements.	The Leuthold Funds - 2020 Semi-Annual Report	29

Leuthold Funds

Statements of Assets and Liabilities
March 31, 2020 (Unaudited)

	Leuthold Core Investment Fund	Leuthold Global Fund
ASSETS:
Investments, at cost
Unaffiliated Securities	$442,994,795	$26,990,602
Affiliated Securities	16,560,964	—
Total Investments, at cost	459,555,759	26,990,602

Investments, at fair value
Unaffiliated Securities	454,690,881	23,567,783
Affiliated Securities	17,155,865	—
Total Investments, at fair value	471,846,746	23,567,783
Foreign currency
(cost $0 and $15,055, respectively)	—	15,152
Receivable for Fund shares sold	2,106,721	300
Receivable for investments sold	9,122,264	549,426
Collateral at broker for securities sold short	47,172,349	2,823,601
Tri-party collateral held at custodian	15,000,001	800,001
Interest receivable	397,089	19,002
Dividends receivable	202,796	115,456
Securities lending income receivable	7,543	510
Other assets	86,334	31,910
Total Assets	545,941,843	27,923,141

LIABILITIES:
Securities sold short, at fair value
(proceeds $46,739,204 and $2,965,897, respectively)	38,698,122	2,364,799
Payable for investments purchased	2,171,695	58,349
Payable for Fund shares redeemed	287,578	—
Payable to Adviser	400,547	19,276
Payable to Custodian	9,137	9,114
Payable to Directors	39,958	2,167
Dividends payable on securities sold short	70,107	1,940
Distribution (Rule 12b-1) fees payable	—	19,528
Shareholder servicing fees payable	26,688	—
Accrued expenses and other liabilities	266,568	46,134
Total Liabilities	41,970,400	2,521,307
NET ASSETS	$503,971,443	$25,401,834

30 The Leuthold Funds - 2020 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Funds

Statements of Assets and Liabilities (continued)
March 31, 2020 (Unaudited)

	Leuthold Core Investment Fund		Leuthold Global Fund
NET ASSETS CONSIST OF:
Capital stock	$454,532,544		$28,849,985
Total distributable earnings	49,438,899		(3,448,151)
Total Net Assets	$503,971,443		$25,401,834

Retail Class Shares
Net assets	$252,074,778		$4,699,444
Shares outstanding
(1,000,000,000 shares of $0.0001 par value authorized)	14,844,728		651,436
Net Asset Value, Redemption Price, and Offering Price Per Share	$16.98	**	$7.21	**

Institutional Class Shares
Net assets	$251,896,665		$20,702,390
Shares outstanding
(1,000,000,000 shares of $0.0001 par value authorized)	14,809,064		2,825,461
Net Asset Value, Redemption Price, and Offering Price Per Share	$17.01	**	$7.33	**

** Redemption price may differ from NAV if redemption fee is applied.

See Notes to the Financial Statements.	The Leuthold Funds - 2020 Semi-Annual Report 31

Leuthold Funds

Statements of Assets and Liabilities (continued)
March 31, 2020 (Unaudited)

	Leuthold Select Industries Fund	Grizzly Short Fund	Leuthold Core ETF
ASSETS:
Investments, at cost	$6,660,350	$107,169,820	$4,260,207
Investments, at fair value	6,941,281	107,169,820	3,827,734
Receivable for Fund shares sold	—	15,314,489	—
Receivable for investments sold	444,065	7,259,621	61,796
Collateral at broker for securities sold short	—	180,538,049	—
Tri-party collateral held at custodian	—	72,000,001	—
Interest receivable	17	57,773	501
Dividends receivable	5,888	—	—
Deposits for Futures	—	—	147,270
Receivable from Advisor	40,181	—	—
Other assets	10,981	37,329	6,960
Total Assets	7,442,413	382,377,082	4,044,261

LIABILITIES:
Securities sold short, at fair value
(proceeds $0, $189,642,782, and $0, respectively)	—	176,691,068	—
Payable for investments purchased	—	9,826,172	48,351
Payable for Fund shares redeemed	4,555	12,181,361	—
Payable to Adviser	—	148,979	5,180
Payable to Custodian	2,874	1,140	462
Due to Custodian	417,404	—	—
Payable to Directors	671	5,573	243
Dividends payable on securities sold short	—	234,301	—
Shareholder servicing fees payable	1,021	8,644	—
Accrued expenses and other liabilities	33,034	52,103	22,530
Total Liabilities	459,559	199,149,341	76,766
NET ASSETS	$6,982,854	$183,227,741	$3,967,495

32 The Leuthold Funds - 2020 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Funds

Statements of Assets and Liabilities (continued)
March 31, 2020 (Unaudited)

	Leuthold Select Industries Fund		Grizzly Short Fund	Leuthold Core ETF
NET ASSETS CONSIST OF:
Capital stock	$5,944,889		$410,209,765	$4,303,392
Total distributable earnings	1,037,965		(226,982,024)	(335,897)
Total Net Assets	$6,982,854		$183,227,741	$3,967,495

Retail Class Shares
Net assets	$6,982,854		$183,227,741	$3,967,495
Shares outstanding
(1,000,000,000 shares of $0.0001 par value authorized)	353,479		10,273,046	175,000
Net Asset Value, Redemption Price, and Offering Price Per Share	$19.75	*	$17.84	$22.67

See Notes to the Financial Statements.	The Leuthold Funds - 2020 Semi-Annual Report 33

Leuthold Funds

Statements of Operations
For the Six Months Ended March 31, 2020 (Unaudited)

	Leuthold Core Investment Fund	Leuthold Global Fund
INVESTMENT INCOME:
Dividend income (net of foreign taxes withheld of
$17,910 and $36,827, respectively)	$3,399,406	$318,711
Interest income	1,431,470	85,863
Income from securities lending, net	132,881	9,298
Total investment income	4,963,757	413,872

EXPENSES:
Investment advisory fees (Note 3)	2,696,060	169,514
Administration fees	151,455	17,399
Transfer agent fees (Note 5)	139,428	13,053
Legal fees	18,248	1,559
Audit fees	75,587	16,938
Fund accounting fees	56,396	7,800
Custody fees	30,097	13,391
Shareholder servicing fees - Retail Class (Note 5)	142,873	—
Registration fees	31,447	17,670
Report to shareholders	39,878	2,844
Directors’ fees	84,794	4,830
Distribution (Rule 12b-1) fees - Retail Class (Note 4)	—	8,732
Other	29,898	2,977
Total expenses before dividends and interest on securities sold short and reimbursement from Adviser	3,496,161	276,707
Dividends on securities sold short	385,364	34,628
Reimbursement from Adviser (Note 3)	—	(1,885)
Total expenses	3,881,525	309,450
NET INVESTMENT INCOME	$1,082,232	$104,422

34 The Leuthold Funds - 2020 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Funds

Statements of Operations (continued)
For the Six Months Ended March 31, 2020 (Unaudited)

	Leuthold Core Investment Fund	Leuthold Global Fund
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, INVESTMENT COMPANIES, SECURITIES SOLD SHORT, AND FOREIGN CURRENCY AND FOREIGN CURRENCY TRANSLATION:
Net realized gain (loss) on:
Unaffiliated investments	$19,153,840	$825,295
Affiliated investments	16,036	—
Investment companies	(406,868)	94,247
Realized gain distributions received from investment companies	948	—
Securities sold short	9,987,350	184,940
Foreign currency and foreign currency translation	(1,849)	(1,149)
Net unrealized appreciation (depreciation) during the period on:
Unaffiliated investments	(77,938,796)	(4,497,141)
Affiliated investments	26,603	—
Investment companies	564,390	(140,081)
Securities sold short	3,544,120	416,719
Foreign currency and foreign currency translation	51,858	44,756
Net realized and unrealized loss on investments, investment companies, securities sold short, and foreign currency and foreign currency translation	(45,002,368)	(3,072,414)
NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$(43,920,136)	$(2,967,992)

See Notes to the Financial Statements.	The Leuthold Funds - 2020 Semi-Annual Report 35

Leuthold Funds

Statements of Operations (continued)
For the Six Months Ended March 31, 2020 (Unaudited)

	Leuthold Select Industries Fund	Grizzly Short Fund	Leuthold Core ETF
INVESTMENT INCOME:
Dividend income (net of foreign taxes withheld of $46, $0, and $0, respectively)	$76,352	$—	$10,006
Interest income	524	915,589	2,051
Total investment income	76,876	915,589	12,057

EXPENSES:
Investment advisory fees (Note 3)	54,139	567,621	4,080
Administration fees	9,511	26,341	9,543
Transfer agent fees (Note 5)	20,055	23,117	1,199
Legal fees	322	2,636	575
Audit fees	23,138	23,138	8,632
Fund accounting fees	2,421	8,627	2,559
Custody fees	9,190	3,266	824
Shareholder servicing fees - Retail Class (Note 5)	5,554	35,256	—
Registration fees	27,097	8,220	—
Report to shareholders	774	7,518	480
Directors’ fees	1,513	11,082	243
Other	1,057	3,482	416
Total expenses before dividends and interest on securities sold short and reimbursement from Adviser	154,771	720,304	28,551
Dividends and interest on securities sold short	—	715,323	—
Reimbursement from Adviser (Note 3)	(73,562)	—	(23,248)
Total expenses	81,209	1,435,627	5,303
NET INVESTMENT INCOME (LOSS)	$(4,333)	$(520,038)	$6,754

36 The Leuthold Funds - 2020 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Funds

Statements of Operations (continued)
For the Six Months Ended March 31, 2020 (Unaudited)

	Leuthold Select Industries Fund	Grizzly Short Fund	Leuthold Core ETF
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, INVESTMENT COMPANIES, SECURITIES SOLD SHORT, FUTURES CONTRACTS, AND FOREIGN CURRENCY AND FOREIGN CURRENCY TRANSLATION:
Net realized gain (loss) on:
Investments	$1,029,220	$—	$(17,423)
Investment companies	—	—	—
Securities sold short	—	(2,455,371)	—
Futures contracts	—	—	129,844
Foreign currency and foreign currency translation	4	—	—
Net unrealized appreciation (depreciation) during the period on:
Investments	(2,535,679)	—	(432,474)
Investment companies	—	—	—
Securities sold short	—	5,955,854	—
Futures contracts	—	—	(22,598)
Foreign currency and foreign currency translation	(1)	34	—
Net realized and unrealized gain (loss)on investments, investment companies, securities sold short, futures contracts, and foreign currency and foreign currency translation	(1,506,456)	3,500,517	(342,651)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,510,789)	$2,980,479	$(335,897)

See Notes to the Financial Statements.	The Leuthold Funds - 2020 Semi-Annual Report 37

Leuthold Core Investment Fund

Statements of Changes in Net Assets

	Six Months Ended March 31, 2020	Year Ended September 30, 2019
	(Unaudited)
OPERATIONS:
Net investment income	$1,082,232	$3,709,663
Net realized gain on investments, investment companies, securities sold short, and foreign currency and foreign currency translation	28,749,457	17,953,538
Net unrealized depreciation on investments, investment companies, securities sold short, and foreign currency and foreign currency translation	(73,751,825)	(18,305,729)
Net increase (decrease) in net assets from operations	(43,920,136)	3,357,472

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions - Retail Class	(5,114,896)	(36,279,698)
Distributions - Institutional Class	(5,125,299)	(39,291,618)
Total distributions	(10,240,195)	(75,571,316)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold - Retail Class	9,145,462	23,071,159
Proceeds from shares sold - Institutional Class	33,936,543	99,334,788
Proceeds from shares issued to holders in reinvestment of dividends - Retail Class	4,812,373	34,048,341
Proceeds from shares issued to holders in reinvestment of dividends - Institutional Class	4,564,710	35,405,269
Cost of shares redeemed - Retail Class*	(51,683,112)	(108,678,134)
Cost of shares redeemed - Institutional Class**	(60,918,511)	(229,952,506)
Net decrease in net assets from capital share transactions	(60,142,535)	(146,771,083)

TOTAL DECREASE IN NET ASSETS:	(114,302,866)	(218,984,927)
NET ASSETS
Beginning of period	618,274,309	837,259,236
End of period	$503,971,443	$618,274,309

CHANGES IN SHARES OUTSTANDING:
Shares sold - Retail Class	492,117	1,246,916
Shares sold - Institutional Class	1,835,694	5,471,510
Shares issued to holders in reinvestment of dividends - Retail Class	258,592	1,878,824
Shares issued to holders in reinvestment of dividends - Institutional Class	245,385	1,950,355
Shares redeemed - Retail Class	(2,784,481)	(5,911,248)
Shares redeemed - Institutional Class	(3,296,838)	(12,549,398)
Net decrease in shares outstanding	(3,249,531)	(7,913,041)

*Net of redemption fees of (Retail Class):	$1,081	$132
**Net of redemption fees of (Institutional Class):	$93	$142

38 The Leuthold Funds - 2020 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Global Fund

Statements of Changes in Net Assets

	Six Months Ended March 31, 2020	Year Ended September 30, 2019
	(Unaudited)
OPERATIONS:
Net investment income	$104,422	$327,013
Net realized gain (loss) on investments, investment companies, securities sold short, and foreign currency and foreign currency translation	1,103,333	(1,295,828)
Net unrealized depreciation on investments, investment companies, securities sold short, and foreign currency and foreign currency translation	(4,175,747)	(2,785,203)
Net decrease in net assets from operations	(2,967,992)	(3,754,018)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions - Retail Class	(53,171)	(898,152)
Distributions - Institutional Class	(205,817)	(4,756,056)
Total distributions	(258,988)	(5,654,208)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold - Retail Class	1,226,331	2,174,839
Proceeds from shares sold - Institutional Class	1,868,359	20,930,190
Proceeds from shares issued to holders in reinvestment of dividends - Retail Class	51,854	861,148
Proceeds from shares issued to holders in reinvestment of dividends - Institutional Class	175,787	4,460,742
Cost of shares redeemed - Retail Class*	(3,397,025)	(12,393,873)
Cost of shares redeemed - Institutional Class**	(24,458,900)	(36,213,570)
Net decrease in net assets from capital share transactions	(24,533,594)	(20,180,524)

TOTAL DECREASE IN NET ASSETS:	(27,760,574)	(29,588,750)
NET ASSETS
Beginning of period	53,162,408	82,751,158
End of period	$25,401,834	$53,162,408

CHANGES IN SHARES OUTSTANDING:
Shares sold - Retail Class	148,659	276,540
Shares sold - Institutional Class	225,094	2,534,279
Shares issued to holders in reinvestment of dividends - Retail Class	6,270	107,218
Shares issued to holders in reinvestment of dividends - Institutional Class	20,952	547,843
Shares redeemed - Retail Class	(428,385)	(1,473,489)
Shares redeemed - Institutional Class	(2,983,333)	(4,492,387)
Net decrease in shares outstanding	(3,010,743)	(2,499,996)

*Net of redemption fees of (Retail Class):	$—	$62
**Net of redemption fees of (Institutional Class):	$4	$259

See Notes to the Financial Statements.	The Leuthold Funds - 2020 Semi-Annual Report 39

Leuthold Select Industries Fund

Statements of Changes in Net Assets

	Six Months Ended March 31, 2020	Year Ended September 30, 2019
	(Unaudited)
OPERATIONS:
Net investment loss	$(4,333)	$(15,749)
Net realized gain on investments	1,029,224	413,500
Net unrealized depreciation on investments	(2,535,680)	(946,734)
Net decrease in net assets from operations	(1,510,789)	(548,983)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions - Retail Class	(328,244)	(1,295,440)
Total distributions	(328,244)	(1,295,440)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,210,000	1,366,497
Proceeds from shares issued to holders in reinvestment of dividends	307,570	1,242,103
Cost of shares redeemed	(4,479,567)	(7,092,225)
Net decrease in net assets from capital share transactions	(2,961,997)	(4,483,625)

TOTAL DECREASE IN NET ASSETS:	(4,801,030)	(6,328,048)
NET ASSETS
Beginning of period	11,783,884	18,111,932
End of period	$6,982,854	$11,783,884

CHANGES IN SHARES OUTSTANDING:
Shares sold	53,832	55,582
Shares issued to holders in reinvestment of dividends	12,219	52,833
Shares redeemed	(183,520)	(300,598)
Net decrease in shares outstanding	(117,469)	(192,183)

40 The Leuthold Funds - 2020 Semi-Annual Report	See Notes to the Financial Statements.

Grizzly Short Fund

Statements of Changes in Net Assets

	Six Months Ended March 31, 2020	Year Ended September 30, 2019
	(Unaudited)
OPERATIONS:
Net investment gain (loss)	$(520,038)	$1,070,581
Net realized loss on securities sold short and foreign currency and foreign currency translation	(2,455,371)	(12,327,226)
Net unrealized appreciation on securities sold short and foreign currency and foreign currency translation	5,955,888	3,713,595
Net increase (decrease) in net assets from operations	2,980,479	(7,543,050)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions - Retail Class	(52,038)	(838,199)
Total distributions	(52,038)	(838,199)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	217,778,041	100,269,875
Proceeds from shares issued to holders in reinvestment of dividends	44,541	735,046
Cost of shares redeemed	(129,761,368)	(99,334,343)
Net increase in net assets from capital share transactions	88,061,214	1,670,578

TOTAL INCREASE (DECREASE) IN NET ASSETS:	90,989,655	(6,710,671)
NET ASSETS
Beginning of period	92,238,086	98,948,757
End of period	$183,227,741	$92,238,086

CHANGES IN SHARES OUTSTANDING:
Shares sold	12,224,380	5,600,448
Shares issued to holders in reinvestment of dividends	3,121	46,438
Shares redeemed	(7,666,473)	(5,541,094)
Net increase in shares outstanding	4,561,028	105,792

See Notes to the Financial Statements.	The Leuthold Funds - 2020 Semi-Annual Report 41

Leuthold Core ETF

Statements of Changes in Net Assets

Period Ended March 31, 2020*
(Unaudited)
OPERATIONS:
Net investment income	$6,754
Net realized gain on investments and futures contracts	112,421
Net unrealized depreciation on investments and futures contracts	(455,072)
Net decrease in net assets from operations	(335,897)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions - Retail Class	—
Total distributions	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	4,303,417
Proceeds from shares issued to holders in reinvestment of dividends	—
Cost of shares redeemed	(25)
Net increase in net assets from capital share transactions	4,303,392

TOTAL INCREASE IN NET ASSETS:	3,967,495
NET ASSETS
Beginning of period	—
End of period	$3,967,495

CHANGES IN SHARES OUTSTANDING:
Shares sold	175,001
Shares issued to holders in reinvestment of dividends	—
Shares redeemed	(1)
Net increase in shares outstanding	175,000

* The Fund commenced operations on January 6, 2020. The information presented is from January 6, 2020 to March 31, 2020.

42 The Leuthold Funds - 2020 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Funds

Notes to the Financial Statements (Unaudited)

1.	ORGANIZATION AND SIGNIFICANTACCOUNTING POLICIES

Leuthold Funds, Inc. (the “Company”) was incorporated on August 30, 1995, as a Maryland Corporation and is registered with the Securities and Exchange Commission as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). In addition, the Funds are considered investment companies under, and follow the accounting and reporting guidance in, Accounting Standards Codification Topic 946 – Investment Companies. The Leuthold Group, LLC, doing business as Leuthold Weeden Capital Management, is the investment adviser (the “Adviser”). The Company consists of five series (each series a “Fund” and collectively the “Funds”):

Fund	Investment Objective	Inception – Retail Share Class	Inception – Institutional Share Class
Leuthold Core Investment Fund	Seeks total return consistent with prudent investment risk over the long-term	11/20/1995	01/31/2006
Leuthold Global Fund	Seeks total return consistent with prudent investment risk over the long-term	07/01/2008	04/30/2008
Leuthold Select Industries Fund	Capital appreciation	06/19/2000	n/a
Grizzly Short Fund	Capital appreciation	06/19/2000	n/a
Leuthold Core ETF	Capital appreciation and income	01/06/2020	n/a

All classes of shares in a Fund have identical voting, dividend, liquidation, and other rights, and the same terms and conditions, except that certain fees and expenses, including distribution and shareholder servicing fees, may differ among classes. Each class has exclusive voting rights on any matters relating to that class’s servicing or distribution arrangements.

The following is a summary of significant accounting policies consistently followed by the Funds.

a)	Investment Valuation – Securities listed on a national securities exchange (other than The NASDAQ OMX Group, Inc., referred to as “NASDAQ”) are valued at the last sale price on the day the valuation is made. Securities that are traded on NASDAQ under one of its three listing tiers, NASDAQ Global Market, NASDAQ Global Select Market, and NASDAQ Capital Market, are valued at the NASDAQ Official Closing Price. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities, including securities sold short, which are listed on an exchange, but which are not traded on the valuation date are generally valued at the mean between the bid and the asked prices. Unlisted securities for which market quotations are readily available are valued at the latest quoted bid price or, if unavailable, at prices provided by an independent pricing service. Securities sold short which are not listed on an exchange but for which market quotations are readily available are generally valued at the average of the current bid and asked prices. Debt securities are valued at bid prices provided by an independent pricing service that may use a matrix pricing method or other analytical pricing model. Exchange-traded options are valued at the last reported sale price priced on the primary exchange on which the option is traded. If no sales are reported on a particular day, the mean between the highest bid and lowest asked quotations at the close of the exchanges is used. Non-exchange traded options are valued at the mean between the last bid and asked quotations. For options where market quotations are not readily available, fair value shall be determined. Shares of open-end investment companies (other than shares of an exchange-traded fund traded on domestic securities exchanges or on NASDAQ) are valued at one of the following prices as determined by the Adviser: (a) the net asset value announced by such open-end investment company following the close of business on the business day a Fund’s net asset value is to be calculated; (b) the net asset value announced by such open-end investment company following the close of business on the business day immediately preceding the day a Fund’s net asset value is to be calculated; or (c) a value determined by the Adviser by adding to, or subtracting from, the net asset value announced by such open-end investment company following the close of business on the business day immediately preceding the day a Fund’s net asset value is to be calculated, an amount equal to the Adviser’s estimate of the effect of changes in the market prices for the types of securities held by such investment company. Other assets, including securities for which no quotations are readily available, are valued at fair value as determined in good faith by the Board of Directors (“Directors”) pursuant to the Funds’ “Pricing and Valuation Guidelines.”

The Leuthold Funds - 2020 Semi-Annual Report 43

Leuthold Funds

The Funds may invest in foreign securities. Foreign securities may be priced at the closing price reported on the foreign exchange on which they are principally traded. Trading in foreign securities may be completed at times that vary from the closing of the New York Stock Exchange (“NYSE”). The Directors have approved the use of their independent pricing provider’s proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current exchange rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If these events materially affect the value of portfolio securities, then these securities may be valued as determined in good faith by the Directors. Some of the factors which may be considered by the Directors and the Funds’ Fair Value Pricing Committee in determining fair value are fundamental analytical data relating to the investment, the nature and duration of any restrictions on disposition, trading in similar securities of the same issuer or comparable companies, information from broker-dealers, and an evaluation of the forces that influence the market in which the securities are purchased and sold. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

b)	Fair Valuation Measurements – The Funds have adopted fair valuation accounting standards, which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the following three levels:

Level 1	- Quoted prices in active markets for identical securities.

Level 2	- Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3	- Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

44 The Leuthold Funds - 2020 Semi-Annual Report

Leuthold Funds

The following is a summary of the inputs used to value the Funds’ investments and securities sold short as of March 31, 2020:

Leuthold Core Investment Fund
Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks
Airlines	$2,046,573	$––	$––	$2,046,573
Banks	1,927,478	––	––	1,927,478
Biotechnology	22,506,142	––	––	22,506,142
Capital Markets	24,972,215	––	––	24,972,215
Chemicals	––	––	6,485	6,485
Commercial Services & Supplies	9,770,280	––	––	9,770,280
Communications Equipment	3,154,392	––	––	3,154,392
Construction Materials	7,082,984	––	––	7,082,984
Consumer Finance	8,238,397	––	––	8,238,397
Diversified Telecommunication Services	4,158,165	––	––	4,158,165
Electronic Equipment, Instruments & Components	9,735,971	––	––	9,735,971
Entertainment	12,974,857	––	––	12,974,857
Health Care Providers & Services	36,113,263	––	––	36,113,263
Household Durables	10,195,402	––	––	10,195,402
Interactive Media & Services	9,683,189	––	––	9,683,189
IT Services	12,588,558	––	––	12,588,558
Media	2,622,506	––	––	2,622,506
Multiline Retail	16,936,531	––	––	16,936,531
Professional Services	6,578,697	––	––	6,578,697
Semiconductors & Semiconductor Equipment	23,788,077	––	––	23,788,077
Software	12,122,222	––	––	12,122,222
Technology Hardware, Storage & Peripherals	3,127,004	––	––	3,127,004
Thrifts & Mortgage Finance	869,295	––	––	869,295
Trading Companies & Distributors	7,685,826	––	––	7,685,826
Total Common Stocks	248,878,024	––	6,485	248,884,509
Exchange Traded Funds	82,351,319	––	––	82,351,319
Corporate Bonds	––	17,835,391	––	17,835,391
United States Treasury Obligations	––	15,730,409	––	15,730,409
Foreign Government Bonds	––	14,071,558	––	14,071,558
Rights	––	––	0	0
Money Market Funds	92,973,560	––	––	92,973,560
Total Investments in Securities	$424,202,903	$47,637,358	$6,485	$471,846,746

Securities Sold Short at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$37,480,800	$––	$––	$37,480,800
Exchange Traded Funds	1,217,322	––	––	1,217,322
Total Securities Sold Short	$38,698,122	$––	$––	$38,698,122

The Leuthold Funds - 2020 Semi-Annual Report 45

Leuthold Funds

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Investments in
	Securities at
	Fair Value
Balance as of September 30, 2019	$6,415
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in net unrealized appreciation	70	*
Purchases	—
Sales	—
Transfer into and/or out of Level 3	—
Balance as of March 31, 2020	$6,485	(1)
Change in net unrealized appreciation during the period for Level 3 investments held at March 31, 2020:	$70

* Unrealized appreciation is due to a change in foreign currency exchange rate.

(1)	The security (China Lumena New Materials Corp.) is classified as a Level 3 security due to a halt in trading of the security on March 25, 2014. The security is valued at fair value as determined in good faith by the Directors. The Adviser submits a report to the Directors setting forth the factors considered in determining the price. The significant unobservable input used in the fair valuation of this security is a discount of 95% from the last traded price of HKD 1.25. Significant changes in the discount rate may result in a change in fair value measurement. For the duration of the period, the discount was 95%. The security underwent a 1:40 reverse split on February 18, 2020, resulting in a fair value price of HKD 2.40.

Leuthold Global Fund
Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks
Banks	$432,492	$326,184	$—	$758,676
Capital Markets	755,635	141,976	—	897,611
Construction Materials	200,716	559,719	—	760,435
Consumer Finance	483,413	72,016	—	555,429
Entertainment	611,176	286,345	—	897,521
Food & Staples Retailing	753,745	317,577	—	1,071,322
Health Care Providers & Services	1,318,664	237,140	—	1,555,804
Household Durables	490,772	280,165	—	770,937
Insurance	214,383	444,990	—	659,373
Interactive Media & Services	619,877	71,735	—	691,612
IT Services	549,207	418,034	—	967,241
Life Sciences Tools & Services	395,862	198,991	—	594,853
Paper & Forest Products	—	—	48,060	48,060
Pharmaceuticals	1,118,159	—	—	1,118,159
Semiconductors & Semiconductor Equipment	950,539	750,781	—	1,701,320
Trading Companies & Distributors	315,479	374,507	—	689,986
Total Common Stocks	9,210,119	4,480,160	48,060	13,738,339
Exchange Traded Funds	4,134,031	—	—	4,134,031
Corporate Bonds	—	513,354	—	513,354
United States Treasury Obligations	—	881,831	—	881,831
Foreign Government Bonds	—	1,062,192	—	1,062,192
Money Market Funds	3,238,036	—	—	3,238,036
Total Investments in Securities	$16,582,186	$6,937,537	$48,060	$23,567,783

46	The Leuthold Funds - 2020 Semi-Annual Report

Leuthold Funds

Leuthold Global Fund (continued)
Securities Sold Short at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$1,002,833	$—	$—	$1,002,833
Exchange Traded Funds	1,361,966	—	—	1,361,966
Total Securities Sold Short	$2,364,799	$—	$—	$2,364,799

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Investments in
	Securities at
	Fair Value
Balance as of September 30, 2019	$47,539
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in net unrealized appreciation	521	*
Purchases	—
Sales	—
Transfers into and/or out of Level 3	—
Balance as of March 31, 2020	$48,060	(1)
Change in net unrealized appreciation during the period for Level 3 investments held at March 31, 2020:	$521

* Unrealized appreciation is due to a change in foreign currency exchange rate.

(1)	The security (China Forestry Holdings Co., Ltd.) is classified as a Level 3 security due to a halt in trading of the security on January 26, 2011. The security is valued at fair value as determined in good faith by the Directors. The Adviser submits a report to the Directors setting forth the factors considered in determining the price. The significant unobservable input used in the fair valuation of this security is a discount of 95% from the last traded price of HKD 2.95. Significant changes in the discount rate may result in a change in fair value measurement. For the duration of the period the discount was 95%.

Leuthold Select Industries Fund
Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$6,941,281	$—	$—	$6,941,281
Total Investments in Securities	$6,941,281	$—	$—	$6,941,281

The Fund did not invest in any Level 3 securities during the period.

Grizzly Short Fund
Investments at Fair Value	Level 1	Level 2	Level 3	Total
Money Market Funds	$107,169,820	$—	$—	$107,169,820
Total Investments in Securities	$107,169,820	$—	$—	$107,169,820

Securities Sold Short at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$171,144,770	$—	$—	$171,144,770
Exchange Traded Funds	5,546,298	$—	$—	5,546,298
Total Securities Sold Short	$176,691,068	$—	$—	$176,691,068

The Fund did not invest in any Level 3 securities during the period.

The Leuthold Funds - 2020 Semi-Annual Report    47

Leuthold Funds

Leuthold Core ETF
Investments at Fair Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$3,011,110	$—	$—	$3,011,110
Money Market Funds	$816,624	$—	$—	$816,624
Total Investments in Securities	$3,827,734	$—	$—	$3,827,734

Other Financial Instruments (a)	Level 1	Level 2	Level 3	Total
Short Treasury Futures	$(22,457)	$—	$—	$(22,457)
Total Other Financial Instruments (a)	$(22,457)	$—	$—	$(22,457)

The Fund did not invest in any Level 3 securities during the period.

(a)	Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are presented at the unrealized appreciation (depreciation) on the investment.

The Leuthold Core ETF has provided additional disclosures below regarding derivatives and hedging activity intending to improve financial reporting by enabling investors to understand how and why the Fund uses futures contracts (a type of derivative), how they are accounted for, and how they affect an entity’s results of operations and financial position. The Fund may use derivatives for risk management purposes or as part of its investment strategies. Derivatives are financial contracts whose values depend on, or are derived from, the value of an underlying asset, reference rate, or index. The Fund may use derivatives to earn income and enhance returns, to hedge or adjust the risk profile of its portfolio, to replace more traditional direct investments, and to obtain exposure to otherwise inaccessible markets.

The average notional amount for futures contracts is based on the monthly notional amounts. The notional amount for futures contracts represents the U.S. dollar value of the contract as of the day of opening the transaction or latest contract reset date. The Leuthold Core ETF’s average notional value of futures contracts outstanding during the six months ended March 31, 2020, was $380,032. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statements of Assets and Liabilities and Statements of Operations is presented in the summary below.

Leuthold Core ETF

Statements of Assets and Liabilities

Fair value of derivative instruments as of March 31, 2020:

	Asset Derivatives		Liability Derivatives
	as of March 31, 2020		as of March 31, 2020
	Balance Sheet		Balance Sheet
Instrument	location	Fair value	location	Fair value
Equity Index Contracts - Futures	None	$—	None	$—

There was no variation margin receivable or payable as of March 31, 2020.

48	The Leuthold Funds - 2020 Semi-Annual Report

Leuthold Funds

Statements of Operations

The effect of derivative instruments on the Statements of Operations for the six months ended March 31, 2020:

Change in Unrealized
		Realized	Appreciation
	Location of Gain (Loss)	Gain (Loss)	(Depreciation)
	on Derivatives	on Derivatives	on Derivatives
Instrument	Recognized in Income	Recognized in Income	Recognized in Income
Equity Index Contracts - Futures	Net Realized and Net Unrealized Gain (Loss)
	on Futures Contracts	$129,844	$(22,598)

The Leuthold Core Investment Fund, Leuthold Global Fund, Leuthold Select Industries Fund, and Grizzly Short Fund did not have derivatives activity during the six months ended March 31, 2020.

For further information regarding security characteristics, see the Schedules of Investments, Schedules of Securities Sold Short, and Schedule of Futures Contracts.

c)	Federal Income Taxes – Provision for federal income taxes or excise taxes has not been made since the Funds have elected to be taxed as “regulated investment companies” and intend to distribute substantially all taxable income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income to shareholders for tax purposes. The Funds also designate as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.

The tax character of distributions paid during the fiscal years ended September 30, 2019 and 2018 was as follows:

Year Ended September 30, 2019
	Leuthold		Leuthold
	Core	Leuthold	Select	Grizzly
	Investment	Global	Industries	Short
	Fund	Fund	Fund	Fund
Distributions paid from:
Ordinary income	$2,916,524	$198,337	$—	$838,199
Long-term capital gain*	72,654,792	5,455,871	1,295,440	—
Total Distribution Paid	$75,571,316	$5,654,208	$1,295,440	$838,199

Year Ended September 30, 2018
	Leuthold		Leuthold
	Core	Leuthold	Select	Grizzly
	Investment	Global	Industries	Short
	Fund	Fund	Fund	Fund
Distributions paid from:
Ordinary income	$2,274,796	$3,573,894	$5,625	$—
Long-term capital gain*	26,947,936	5,318,043	735,816	—
Total Distribution Paid	$29,222,732	$8,891,937	$741,441	$—

*	The funds designate these distributions as long-term capital gain dividends per IRC Sec. 852(b)(3)(C) in the 20-percent group (which may be taxed at a 20-percent rate, a 15-percent rate or 0-percent rate, depending on the shareholder’s taxable income).

The Leuthold Funds - 2020 Semi-Annual Report     49

Leuthold Funds

At September 30, 2019, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Leuthold		Leuthold
	Core	Leuthold	Select	Grizzly
	Investment	Global	Industries	Short
	Fund	Fund	Fund	Fund
Undistributed ordinary income	$494,580	$82,739	$—	$52,038
Undistributed long-term gains	8,866,887	—	88,381	—
Distributable earnings	9,361,467	82,739	88,381	52,038
Capital loss carryover and late-year losses	—	(1,534,826)	(10,192)	(236,828,465)
Other accumulated gains (losses)	(4,409)	(13,854)	1	(1)
Unrealized appreciation	94,242,172	1,244,770	2,798,808	6,865,963
Total accumulated earnings (deficit)	$103,599,230	$(221,171)	$2,876,998	$(229,910,465)

Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) requires that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets. These differences are primarily due to partnership adjustments, securities sold short, earnings and profits distributed to shareholders on the redemption of shares, net operating losses, and expiration of capital losses.

Additionally, U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended September 30, 2019, the following table shows the reclassifications made:

	Distributable	Paid
	Earnings	in Capital
Leuthold Core Investment Fund	$(8,700,938)	$8,700,938
Leuthold Global Fund	141	(141)
Leuthold Select Industries Fund	(111,385)	111,385
Grizzly Short Fund	25,380,935	(25,380,935)

Under current law, the Funds may carry forward net capital losses indefinitely to use to offset capital gains realized in future years. Previous law limited the carry forward of capital losses to the eight tax years following the year the capital loss was realized. If a Fund has capital losses that are subject to current law and also has capital losses subject to prior law, the losses realized under current law will be utilized to offset capital gains before any of the losses governed by prior law can be used. As a result of these ordering rules, capital losses realized under previous law may be more likely to expire unused. Capital losses realized under current law will carry forward retaining their classification as long-term or short-term losses, whereas under prior law all capital losses were carried forward as short-term capital losses.

	Leuthold		Leuthold
	Core	Leuthold	Select	Grizzly
	Investment	Global	Industries	Short
	Fund	Fund	Fund	Fund
Unlimited Short-Term	$—	$(1,534,826)	$—	$(236,828,465)

50	The Leuthold Funds - 2020 Semi-Annual Report

Leuthold Funds

The Leuthold Select Industries Fund intends to defer and treat $10,192 of qualified late-year losses incurred during the fiscal year ended September 30, 2019 as arising on the first day of the fiscal year ending September 30, 2020.

As of March 31, 2020, the Funds had no tax positions that did not meet the “more likely-than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period ended March 31, 2020, the Funds did not incur any interest or penalties.

d)	Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly for the Leuthold Core Investment Fund, Leuthold Global Fund, Leuthold Select Industries Fund, and Grizzly Short Fund, and are declared and paid annually for the Leuthold Core ETF. Distributions of net realized capital gains, if any, are declared and paid at least annually.

e)	Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

f)	Basis for Consolidation for the Leuthold Core Investment Fund and Leuthold Global Fund – Leuthold Core, Ltd. and Leuthold Global, Ltd. (the “Subsidiaries”) acted as investment vehicles in order to enter into certain investments for the Leuthold Core Investment Fund and Leuthold Global Fund, respectively. The Subsidiaries were liquidated in May 2018.

g)	Securities Sold Short – For financial statement purposes, an amount equal to the required amount of collateral to be segregated for securities sold short is included in the Statements of Assets and Liabilities as an asset. The amount of the securities sold short, shown as a liability, is subsequently marked-to-market to reflect the current value of the securities sold short. Subsequent fluctuations in the market prices of securities sold short may require purchasing the securities at prices which could differ from the amount reflected in the Statements of Assets and Liabilities. The Funds are liable for any dividends or interest payable on securities sold short. As collateral for their securities sold short, the Funds are required under the 1940 Act to maintain segregated assets consisting of cash, cash equivalents, or liquid securities. These segregated assets are valued consistent with Note 1a. The amount of segregated assets is required to be adjusted daily to reflect changes in the fair value of the securities sold short. The Leuthold Core Investment Fund, Leuthold Global Fund, and Grizzly Short Fund’s collateral at broker for securities sold short is with one major security dealer.

With regard to the cash collateral that is posted with counterparties, the Funds have established a collateral account for each respective counterparty with its custodian (the “Account”) and have entered into a tri-party agreement with the custodian and the respective counterparty regarding the transfer of assets to and from the Account.

The Adviser reviews each Account on a daily basis to ensure that the Account does not maintain a material amount of cash collateral in excess of what is required by the applicable counterparty (the amount of collateral required by such counterparty is subject to change and generally not known until the next business day, which necessitates the maintenance of a minimum amount of excess cash collateral). In the event that the excess cash collateral in an Account is equal to or in excess of the greater of $250,000 or 1% of the total assets of the applicable Fund calculated at each month end, then the applicable Fund, pursuant to the tri-party agreement, will instruct the custodian to sweep such excess cash collateral into the Fund’s interest bearing account with the custodian. The amount of collateral held related to this tri-party agreement is included in the Statement of Assets and Liabilities as an asset.

The Leuthold Funds - 2020 Semi-Annual Report 51

Leuthold Funds

h)	Other – Investment and shareholder transactions are recorded on the trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. The Funds utilize an identified lot approach to transactions. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds, and interest income is recognized on an accrual basis. Discounts and premiums on bonds are amortized using the yield to maturity method over the life of the respective bond. For financial reporting purposes, the Funds isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities for realized gains and losses.

i)	Expenses – Expenses that directly relate to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds, such as Directors’ fees and expenses, insurance expense, and legal fees are allocated between the Funds based on the relative net asset value of the individual Funds.

j)	Counterparty risk – Counterparty risk may arise as the result of the failure of a counterparty to a securities contract to comply with the terms of the contract. Potential counterparty risk is measured by the creditworthiness of the counterparty and additional risk may arise from unanticipated events affecting the value of the underlying security.

k)	Managed Futures Strategy/Commodities Risk (Leuthold Core ETF only) – The Fund may invest in underlying investments that principally invest in the commodities markets through investment in managed futures programs. Such investments may subject an underlying investment to greater volatility than investments in traditional securities. Commodities are real assets such as oil, agriculture, livestock, industrial metals, and precious metals such as gold or silver. Prices of commodities and related contracts may fluctuate significantly over short periods for a variety of reasons, including weather and natural disasters; pandemics and other global health emergencies; governmental, agricultural, trade, fiscal, monetary, and exchange control programs and policies; acts of terrorism; tariffs; and U.S. and international economic, political, military, and regulatory developments. The demand and supply of these commodities may also fluctuate widely based on such factors as interest rates, investors’ expectations with respect to the rate of inflation, currency exchange rates, the production and cost levels of the producers and/or forward selling by such producers, global or regional political, economic, or financial events, purchases and sales by central banks, and trading activities by hedge funds and other commodity funds. Commodity underlying investments may use derivatives, such as futures, options, and swaps, which expose them to further risks, including counterparty risk (i.e., the risk that the institution on the other side of the trade will default).

l)	Shares May Trade at Prices Other Than NAV (Leuthold Core ETF only) – As with all ETFs, shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of shares will approximate the Fund’s net asset value (“NAV”), there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.

m)	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk (Leuthold Core ETF only) – The Fund has a limited number of financial institutions that may act as authorized participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

52 The Leuthold Funds - 2020 Semi-Annual Report

Leuthold Funds

n)	Recent Accounting Pronouncements – In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework-Changes to the Disclosure Requirements for Fair Value Measurement, which changes the fair value measurement disclosure requirements of Topic 820. The amendments in ASU No. 2018-13 are the result of a broader disclosure project called FASB Concept Statement, Conceptual Framework for Financial Reporting-Chapter 8: Notes to Financial Statements. The objective and primary focus of the project are to improve the effectiveness of disclosures in the notes to the financial statements by facilitating clear communication of the information required by U.S. GAAP that is most important to users of the financial statements. ASU No. 2018-13 is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted for any eliminated or modified disclosures upon issuance of ASU No. 2018-13. Management has chosen to early adopt the eliminated or modified disclosures for the year ended September 30, 2019.

o)	Subsequent Events – In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The recent global outbreak of coronavirus disease 2019 (“COVID-19”) has disrupted global economic markets and adversely affected individual companies and investment products. The prolonged economic impact of COVID-19 is uncertain. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Fund’s investments.

2.	INVESTMENT TRANSACTIONS
Purchases and sales of investment securities, other than short-term investments and securities sold short, for the period ended March 31, 2020 are summarized below.

	Leuthold Core Investment Fund	Leuthold Global Fund	Leuthold Select Industries Fund	Leuthold Core ETF
Purchases	$146,982,509	$9,237,441	$4,809,413	$3,658,721
Sales	225,849,139	30,008,110	8,001,287	197,715

There were no purchases or sales of investment securities in the Grizzly Short Fund because this Fund invests only in securities sold short.

At September 30, 2019, gross unrealized appreciation and depreciation of investments and securities sold short and cost of investments and cost of securities sold short for tax purposes were as follows:

	Leuthold Core Investment Fund	Leuthold Global Fund	Leuthold Select Industries Fund	Grizzly Short Fund
Tax cost of investments	$468,490,490	$49,209,470	$9,009,470	$(26,594,744)
Unrealized Appreciation	100,665,735	3,610,620	2,934,363	8,931,361
Unrealized Depreciation	(6,423,563)	(2,365,850)	(135,555)	(2,065,398)
Net unrealized appreciation	$94,242,172	$1,244,770	$2,798,808	$6,865,963

The Leuthold Funds - 2020 Semi-Annual Report 53

Leuthold Funds

The differences between book and tax basis of unrealized appreciation (depreciation) are primarily attributable to the tax deferral of losses on wash sales and passive foreign investment company transactions.

The Leuthold Core Investment Fund owned 5% or more of the voting securities of the following companies during the period ended March 31, 2020. As a result, these companies are deemed to be affiliates of the Leuthold Core Investment Fund as defined by the 1940 Act. Transactions during the period in these securities of affiliated companies were as follows:

Leuthold Core Investment Fund
Security Name	Share Balance 03/31/20	Fair Value at 09/30/19	Purchases	Sales	Realized Gain (loss)	Change in Unrealized Appreciation	Fair Value at 03/31/20	Dividend Income
Invesco Currency Shares
Japanese Yen Trust	194,533	$19,614,081	$––	$(2,500,855)	$16,036	$26,603	$17,155,865	$––

3.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

Each of the Funds has entered into an Investment Advisory Agreement (“advisory agreement”) with the Adviser. Pursuant to its advisory agreement with the Funds, the Adviser is entitled to receive a fee, calculated daily as applied to each Fund’s average daily net assets and payable monthly, at annual rates of:

Leuthold Core Investment Fund	Leuthold Global Fund	Leuthold Select Industries Fund	Grizzly Short Fund	Leuthold Core ETF

0.90%	0.90%	1.00%	1.25%	.50%

The Adviser has agreed to waive its advisory fee and/or reimburse the Funds’ other expenses, to the extent necessary to ensure that the Funds’ total operating expenses (exclusive of interest, taxes, brokerage commissions, dividends and interest on securities sold short, and extraordinary items) do not exceed the following rates, based on each Fund’s average daily net assets:

Leuthold Core Investment Fund	Leuthold Global Fund	Leuthold Select Industries Fund	Grizzly Short Fund	Leuthold Core ETF

1.25%	1.85%	1.50%	2.50%	0.65%

Any waiver or reimbursement is subject to later adjustments to allow the Adviser to recoup amounts previously waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than each Fund’s expense limitation, provided, however, that the recoupment period for the Adviser is limited to three years from the time the expenses were waived or incurred and is limited to the lesser of (1) the expense cap in effect at the time of the waiver, and (2) the expense cap in effect at the time of recapture.

54 The Leuthold Funds - 2020 Semi-Annual Report

Leuthold Funds

Amounts subject to future recoupment as of March 31, 2020 are as follows:

Leuthold Global Fund		Leuthold Select Industries Fund

Year of Expiration	Recoverable Amount	Year of Expiration	Recoverable Amount
3/31/2023	$1,885	9/30/2020	$20,076
		9/30/2021	28,151
		9/30/2022	39,650
		3/31/2023	73,562

Leuthold Core ETF

Year of Expiration	Recoverable Amount
3/31/2023	$23,248

U.S. Bancorp Fund Services, LLC (“Fund Services”), doing business as U.S. Bank Global Fund Services, serves as transfer agent, administrator, and accounting services agent for the Funds. U.S. Bank, N.A. serves as custodian for the Funds.

4.	DISTRIBUTION PLAN

The Leuthold Global Fund – Retail Class has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, whereby Rafferty Capital Markets, LLC serves as distributor. This plan allows the Fund to use up to 0.25% of its average daily net assets to pay sales, distribution, and other fees for the sale of its shares and for services provided to investors. The Fund may pay all or a portion of this fee to any securities dealer, financial institution, or any other person who renders personal service to the Fund’s shareholders, assists in the maintenance of the Fund’s shareholder accounts, or who renders assistance in distributing or promoting the sale of shares of the Fund pursuant to a written agreement approved by the Directors. To the extent such fee is not paid to such persons, the Fund may use the fee for its expenses of distribution of its shares, including, but not limited to, payment by the Fund of the cost of preparing, printing, and distributing Prospectuses and Statements of Additional Information to prospective investors and of implementing and operating the plan.

5.	SUB-TRANSFER AGENT & SHAREHOLDER SERVICING FEE PLANS

The Funds are permitted to pay sub-transfer agent fees for various platform agreement not to exceed 0.15% of the Funds’ average daily net assets. In addition, the Retail Class shares of the Leuthold Core Investment Fund, Leuthold Select Industries Fund, and Grizzly Short Fund have adopted a Shareholder Servicing Fee Plan not to exceed 0.15% of these Funds’ Retail Class shares average daily net assets. These fees are used to finance certain activities related to servicing and maintaining shareholder accounts. Sub-transfer agent and shareholder servicing fees incurred by the Funds are disclosed in the Statements of Operations.

6.	INDEMNIFICATIONS

The Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Leuthold Funds - 2020 Semi-Annual Report 55

Leuthold Funds

7.	ILLIQUID SECURITIES

Each Fund may invest up to 15% of net assets in illiquid investments. An “illiquid investment” is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund will take into account relevant market, trading, and investment specific consideration when determining whether an investment is an illiquid investment. The illiquidity status of an investment is generally evaluated monthly. The 15% limitation may include securities whose disposition would be subject to legal restrictions (“restricted securities”). Restricted securities often have a market value lower than the market price of unrestricted securities of the same issuer and are not readily marketable without some time delay. This could result in a Fund being unable to realize a favorable price upon disposition of restricted securities and in some cases might make disposition of such securities at the time desired by the Fund impossible.

8.	LENDING PORTFOLIO SECURITIES

The Funds may lend portfolio securities constituting up to 30% of total assets to unaffiliated broker dealers, banks, or other recognized institutional borrowers of securities, provided that the borrower at all times maintains cash, U.S. government securities, or equivalent collateral or provides an irrevocable letter of credit in favor of the Funds equal in value to at least 100% of the value of the securities loaned. During the time portfolio securities are on loan, the borrower pays the lending Fund an amount equivalent to any dividends or interest paid on such securities, and the Fund may receive an agreed-upon amount of interest income from the borrower who delivered equivalent collateral or provided a letter of credit. Loans are subject to termination at the option of the lending Fund or the borrower. The lending Fund may pay reasonable administrative and custodial fees in connection with a loan of portfolio securities and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The lending Fund does not have the right to vote securities on loan but could terminate the loan and regain the right to vote if that were considered important with respect to the investment.

The primary risk in securities lending is a default by the borrower during a sharp rise in price of the borrowed security resulting in a deficiency in the collateral posted by the borrower. The Funds will seek to minimize this risk by requiring that the value of the securities loaned will be computed each day and additional collateral be furnished each day if required.

As of March 31, 2020, the Funds did not engage in securities lending.

56 The Leuthold Funds - 2020 Semi-Annual Report

Leuthold Core Investment Fund - Retail - LCORX
Financial Highlights

	Six Months Ended March 31, 2020		Year Ended September 30, 2019	Year Ended September 30, 2018 (Consolidated)	Year Ended September 30, 2017 (Consolidated)	Year Ended September 30, 2016 (Consolidated)	Year Ended September 30, 2015 (Consolidated)
	(Unaudited)
Per Share Data(1):
Net asset value, beginning of period	$18.77		$20.50	$20.54	$18.06	$18.44	$18.85
Income (loss) from investment operations:
Net investment income (loss)(2)	0.03		0.09	0.05	0.04	(0.01)	(0.01)
Net realized and unrealized gain (loss) on investments and securities sold short	(1.51)		0.08	0.61	2.53	0.32	0.76
Total from investment operations	(1.48)		0.17	0.66	2.57	0.31	0.75

Less distributions:
From net investment income	(0.04)		(0.07)	(0.05)	(0.01)	—	(0.03)
From net realized gain	(0.27)		(1.83)	(0.65)	(0.08)	(0.69)	(1.13)
Redemption fees(3)	0.00		0.00	0.00	0.00	0.00	0.00
Total distributions	(0.31)		(1.90)	(0.70)	(0.09)	(0.69)	(1.16)
Net asset value, end of period	$16.98		$18.77	$20.50	$20.54	$18.06	$18.44

Total Return	(8.02)%		1.21%	3.23%	14.31%	1.76%	4.03%

Supplemental data and ratios:
Net assets, end of period	$252,074,778		$316,887,197	$403,095,456	$464,660,913	$524,731,192	$564,608,599
Ratio of expenses to average net assets (4)	1.34	%(7)	1.32%	1.38%	1.21%	1.29%	1.30%
Ratio of net investment income (loss) to average net assets (5)	0.31	%(7)	0.48%	0.26%	0.20%	(0.08)%	(0.05)%
Portfolio turnover rate (6)	29.68%		66.68%	79.00%	52.36%	109.32%	78.96%

(1)	For a share outstanding throughout the period. Rounded to the nearest cent.
(2)	Net investment income (loss) per share is calculated based on average shares outstanding.
(3)	Amount represents less than $0.005 per share.
(4)	The ratio of expenses to average net assets includes dividends and interest on securities sold short. The expense ratios excluding dividends and interest on securities sold short were 1.21% for the period ended March 31, 2020, 1.20% for the year ended September 30, 2019, 1.19% for the year ended September 30, 2018, 1.19% for the year ended September 30, 2017, 1.17% for the year ended September 30, 2016, and 1.16% for the year ended September 30, 2015.
(5)	The net investment income ratios include dividends and interest on securities sold short.
(6)	The portfolio turnover rate excludes purchases and sales of securities sold short.
(7)	Annualized.

See Notes to the Financial Statements.	The Leuthold Funds - 2020 Semi-Annual Report 57

Leuthold Core Investment Fund - Institutional - LCRIX
Financial Highlights

	Six Months Ended March 31, 2020		Year Ended September 31, 2019	Year Ended September 30, 2018 (Consolidated)	Year Ended September 30, 2017 (Consolidated)	Year Ended September 30, 2016 (Consolidated)	Year Ended September 30, 2015 (Consolidated)
	(Unaudited)
Per Share Data(1):
Net asset value, beginning of period	$18.81		$20.53	$20.56	$18.08	$18.43	$18.85
Income from investment operations:
Net investment income(2)	0.04		0.11	0.08	0.06	0.01	0.01
Net realized and unrealized gain (loss) on investments and securities sold short	(1.52)		0.09	0.60	2.53	0.33	0.74
Total from investment operations	(1.48)		0.20	0.68	2.59	0.34	0.75

Less distributions:
From net investment income	(0.05)		(0.09)	(0.06)	(0.03)	—	(0.04)
From net realized gain	(0.27)		(1.83)	(0.65)	(0.08)	(0.69)	(1.13)
Redemption fees(3)	0.00		0.00)	0.00	0.00	0.00	0.00
Total distributions	(0.32)		(1.92)	(0.71)	(0.11)	(0.69)	(1.17)
Net asset value, end of period	$17.01		$18.81	$20.53	$20.56	$18.08	$18.43

Total Return	(8.00)%		1.33%	3.35%	14.43%	1.93%	4.03%

Supplemental data and ratios:
Net assets, end of period	$251,896,665		$301,387,112	$434,163,780	$385,390,357	$378,962,827	$293,666,347
Ratio of expenses to average net assets(4)	1.25	%(7)	1.22%	1.27%	1.10%	1.17%	1.20%
Ratio of net investment income to average net assets(5)	0.41	%(7)	0.58%	0.37%	0.30%	0.04%	0.05%
Portfolio turnover rate (6)	29.68%		66.68%	79.00%	52.36%	109.32%	78.96%

(1)	For a share outstanding throughout the period. Rounded to the nearest cent.
(2)	Net investment income per share is calculated based on average shares outstanding.
(3)	Amount represents less than $0.005 per share.
(4)	The ratio of expenses to average net assets includes dividends and interest on securities sold short. The expense ratios excluding dividends and interest on securities sold short were 1.12% for the period ended March 31, 2020, 1.10% for the year ended September 30, 2019, 1.08% for the year ended September 30, 2018, 1.08% for the year ended September 30, 2017, 1.05% for the year ended September 30, 2016, and 1.06% for the year ended September 30, 2015.
(5)	The net investment income ratios include dividends and interest on securities sold short.
(6)	The portfolio turnover rate excludes purchases and sales of securities sold short.
(7)	Annualized.

58 The Leuthold Funds - 2020 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Global Fund - Retail - GLBLX
Financial Highlights

	Six Months Ended March 31, 2020		Year Ended September 31, 2019	Year Ended September 30, 2018 (Consolidated)	Year Ended September 30, 2017 (Consolidated)	Year Ended September 30, 2016 (Consolidated)	Year Ended September 30, 2015 (Consolidated)
	(Unaudited)
Per Share Data(1):
Net asset value, beginning of period	$8.09		$9.11	$10.05	$9.86	$10.03	$11.29
Income (loss) from investment operations:
Net investment income (loss)(2)	0.01		0.02	0.03	0.04	(0.01)	(0.03)
Net realized and unrealized gain (loss) on investments and securities sold short	(0.83)		(0.39)	(0.07)	1.02	0.21	(0.11)
Total from investment operations	(0.82)		(0.37)	(0.04)	1.06	0.20	(0.14)

Less distributions:
From net investment income	(0.06)		((0.01)01)	(0.02)	—	—	(0.03)
From net realized gain	—		(0.64)	(0.88)	(0.87)	(0.37)	(1.09)
Redemption fees(3)	0.00		0.00	0.00	0.00	0.00	0.00
Total distributions	(0.06)		(0.65)	(0.90)	(0.87)	(0.37)	(1.12)
Net asset value, end of period	$7.21		$8.09	$9.11	$10.05	$9.86	$10.03

Total Return	(10.26)%		(3.97)%	(0.67)%	12.02%	1.89%	(1.41)%

Supplemental data and ratios:
Net assets, end of period	$4,699,444		$7,485,374	$18,362,218	$24,040,140	$78,743,516	$95,026,857
Ratio of expenses to average net assets(4)
Before expense reimbursement or recovery	1.85	%(7)	1.88%	1.75%	1.56%	1.82%	1.71%
After expense reimbursement or recovery	1.84	%(7)	1.88%	1.75%	1.56%	1.82%	1.71%
Ratio of net investment income (loss) to average net assets(5)
Before expense reimbursement or recovery	0.35	%(7)	0.27%	0.28%	0.38%	(0.15)%	(0.29)%
After expense reimbursement or recovery	0.36	%(7)	0.27%	0.28%	0.38%	(0.15)%	(0.29)%
Portfolio turnover rate (6)	29.48%		93.77%	79.09%	63.13%	102.93%	78.37%

(1)	For a share outstanding throughout the period. Rounded to the nearest cent.
(2)	Net investment income (loss) per share is calculated based on average shares outstanding.
(3)	Amount represents less than $0.005 per share.
(4)	The ratio of expenses to average net assets includes dividends and interest on securities sold short. The expense ratios excluding dividends and interest on securities sold short before and after expense reimbursement or recovery were 1.66% and 1.65% for the period ended March 31, 2020, 1.62% and 1.62% for the year ended September 30, 2019, 1.54% and 1.54% for the year ended September 30, 2018, 1.56% and 1.56% for the year ended September 30, 2017, 1.61% and 1.61% for the year ended September 30, 2016, and 1.54% and 1.54% for the year ended September 30, 2015, respectively.
(5)	The net investment income ratios include dividends and interest on securities sold short.
(6)	The portfolio turnover rate excludes purchases and sales of securities sold short.
(7)	Annualized.

See Notes to the Financial Statements.	The Leuthold Funds - 2020 Semi-Annual Report 59

Leuthold Global Fund - Institutional - GLBIX
Financial Highlights

	Six Months Ended March 31, 2020		Year Ended September 31, 2019	Year Ended September 30, 2018 (Consolidated)	Year Ended September 30, 2017 (Consolidated)	Year Ended September 30, 2016 (Consolidated)	Year Ended September 30, 2015 (Consolidated)
	(Unaudited)
Per Share Data(1):
Net asset value, beginning of period	$8.21		$9.23	$10.16	$9.95	$10.10	$11.34
Income (loss) from investment operations:
Net investment income (loss)(2)	0.03		0.04	0.05	0.06	0.01	(0.01)
Net realized and unrealized gain (loss) on investments and securities sold short	(0.85)		(0.39)	(0.07)	1.03	0.21	(0.11)
Total from investment operations	(0.82)		(0.35)	(0.02)	1.09	0.22	(0.12)

Less distributions:
From net investment income	(0.06)		(0.03)	(0.03)	(0.01)	—	(0.03)
From net realized gain	—		(0.64)	(0.88)	(0.87)	(0.37)	(1.09)
Redemption fees (3)	0.00		0.00	0.00	0.00	0.00	0.00
Total distributions	(0.06)		(0.67)	(0.91)	(0.88)	(0.37)	(1.12)
Net asset value, end of period	$7.33		$8.21	$9.23	$10.16	$9.95	$10.10

Total Return	(10.09)%		(3.70)%	(0.43)%	12.28%	2.18%	(1.30)%

Supplemental data and ratios:
Net assets, end of period	$20,702,390		$45,677,014	$64,388,940	$78,614,144	$103,921,200	$218,497,272
Ratio of expenses to average net assets(4)
Before expense reimbursement or recovery	1.60	%(7)	1.63%	1.50%	1.36%	1.57%	1.50%
After expense reimbursement or recovery	1.59	%(7)	1.63%	1.50%	1.36%	1.57%	1.50%
Ratio of net investment income (loss) to average net assets(5)
Before expense reimbursement or recovery	0.60	%(7)	0.52%	0.53%	0.58%	0.10%	`(0.09)%
After expense reimbursement or recovery	0.61	%(7)	0.52%	0.53%	0.58%	0.10%	(0.09)%
Portfolio turnover rate (6)	29.48%		93.77%	79.09%	63.13%	102.93%	78.37%

(1)	For a share outstanding throughout the period. Rounded to the nearest cent.
(2)	Net investment income (loss) per share is calculated based on average shares outstanding.
(3)	Amount represents less than $0.005 per share.
(4)	The ratio of expenses to average net assets includes dividends and interest on securities sold short. The expense ratios excluding dividends and interest on securities sold short before and after expense reimbursement or recovery were 1.41% and 1.40% for the period ended March 31, 2020, 1.37% and 1.37% for the year ended September 30, 2019, 1.29% and 1.29% for the year ended September 30, 2018, 1.36% and 1.36% for the year ended September 30, 2017, 1.36% and 1.36% for the year ended September 30, 2016, and 1.33% and 1.33% for the year ended September 30, 2015, respectively.
(5)	The net investment income ratios include dividends and interest on securities sold short.
(6)	The portfolio turnover rate excludes purchases and sales of securities sold short.
(7)	Annualized.

60 The Leuthold Funds - 2020 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Select Industries Fund - LSLTX
Financial Highlights

	Six Months Ended March 31, 2020		Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015
	(Unaudited)
Per Share Data(1):
Net asset value, beginning of period	$25.02		$27.31	$26.32	$21.41	$21.27	$20.02
Income (loss) from investment operations:
Net investment income (loss)(2)	(0.01)		(0.03)	(0.01)	(0.02)	0.00 (3)	(0.03)
Net realized and unrealized gain (loss) on investments	(4.53)		(0.16)	2.28	4.93	0.45	1.28
Total from investment operations	(4.54)		(0.19)	2.27	4.91	0.45	1.25

Less distributions:
From net investment income	—		—	(0.01)	—	(0.03)	—
From net realized gain	(0.73)		(2.10)	(1.27)	—	(0.28)	—
Total distributions	(0.73)		(2.10)	(1.28)	—	(0.31)	—
Net asset value, end of period	$19.75		$25.02	$27.31	$26.32	$21.41	$21.27

Total Return	(18.75)%		(0.19)%	8.89%	22.93%	2.09%	6.24%

Supplemental data and ratios:
Net assets, end of period	$6,982,854		$11,783,884	$18,111,932	$15,045,866	$12,630,891	$12,624,145
Ratio of expenses to average net assets:
Before expense reimbursement or recovery	2.86	%(4)	1.77%	1.65%	1.80%	1.72%	1.73%
After expense reimbursement or recovery	1.50	%(4)	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement or recovery	(1.44	)%(4)	(0.39)%	(0.17)%	(0.39)%	(0.20)%	(0.35)%
After expense reimbursement or recovery	(0.08	)%(4)	(0.12)%	(0.02)%	(0.09)%	0.02%	(0.12)%
Portfolio turnover rate	45.98%		72.87%	104.00%	62.72%	118.26%	77.42%

(1)	For a share outstanding throughout the period. Rounded to the nearest cent.
(2)	Net investment income (loss) per share is calculated based on average shares outstanding.
(3)	Amount represents less than $0.005 per share.
(4)	Annualized.

See Notes to the Financial Statements.	The Leuthold Funds - 2020 Semi-Annual Report 61

Grizzly Short Fund - GRZZX
Financial Highlights

	Six Months Ended March 31, 2020		Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017(1)	Year Ended September 30, 2016(1)	Year Ended September 30, 2015(1)
	(Unaudited)
Per Share Data(2):
Net asset value, beginning of period	$16.15		$17.65	$21.48	$24.68	$31.96	$29.48
Income (loss) from investment operations:
Net investment income (loss)(3)	(0.09)		0.19	(0.03)	(0.40)	(0.72)	(0.80)
Net realized and unrealized gain (loss) on investments and securities sold short	1.79		(1.54)	(3.80)	(2.80)	(6.56)	3.28
Total from investment operations	1.70		(1.35)	(3.83)	(3.20)	(7.28)	2.48

Less distributions:
From net investment income	(0.01)		(0.15)	—	—	—	—
From net realized gain	—		—	—	—	—	—
Total distributions	(0.01)		(0.15)	—	—	—	—
Net asset value, end of period	$17.84		$16.15	$17.65	$21.48	$24.68	$31.96

Total Return	10.54%		(7.62)%	(17.83)%	(12.97)%	(22.78)%	8.41%

Supplemental data and ratios:
Net assets, end of period	$183,227,741		$92,238,086	$98,948,757	$205,698,273	$178,211,844	$265,843,184
Ratio of expenses to average net assets(4)	3.16	%(7)	2.61%	2.64%	2.63%	2.65%	2.81%
Ratio of net investment income (loss) to average net assets(5)	(1.15	)%(7)	1.08%	(0.54)%	(1.78)%	(2.50)%	(2.81)%
Portfolio turnover rate (6)	0.00%		0.00%	0.00%	0.00%	0.00%	0.00%

(1)	Per share data adjusted for 1:4 reverse split completed as of May 18, 2018.
(2)	For a share outstanding throughout the period. Rounded to the nearest cent.
(3)	Net investment income (loss) per share is calculated based on average shares outstanding.
(4)	The ratio of expenses to average net assets includes dividends and interest on securites sold short. The expense ratios excluding dividends and interest on securities sold short were 1.59% for the period ended March 31, 2020, 1.60% for the year ended September 30, 2019, 1.53% for the year ended September 30, 2018, 1.54% for the year ended September 30, 2017, 1.52% for the year ended September 30, 2016, and 1.55% for the year ended September 30, 2015.
(5)	The net investment income (loss) ratios include dividends and interest on securities sold short.
(6)	The portfolio turnover rate excludes purchases and sales of securities sold short.
(7)	Annualized.

62 The Leuthold Funds - 2020 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Core ETF - LCR

Financial Highlights

	Period from
	January 6, 2020(1)
	through
	March 31, 2020
	(Unaudited)
Per Share Data(2):
Net asset value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income (3)	0.05
Net realized and unrealized loss on investments and futures contracts	(2.38)
Total from investment operations	(2.33)

Less distributions:
From net investment income	––
From net realized gain	––
Total distributions	––
Net asset value, end of period	$22.67

Total Return	(9.31)%

Supplemental data and ratios:
Net assets, end of period	$3,967,495
Ratio of expenses to average net assets:
Before expense reimbursement or recovery	3.50	%(4)
After expense reimbursement or recovery	0.65	%(4)
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement or recovery	(2.02	)%(4)
After expense reimbursement or recovery	0.83	%(4)
Portfolio turnover rate	7.18%

(1)	Commencement of operations.
(2)	For a share outstanding throughout the period. Rounded to the nearest cent.
(3)	Net investment income per share is calculated based on average shares outstanding.
(4)	Annualized.

See Notes to the Financial Statements.	The Leuthold Funds - 2020 Semi-Annual Report	63

64	The Leuthold Funds - 2020 Semi-Annual Report	See Notes to the Financial Statements.

Leuthold Funds

Expense Examples – March 31, 2020 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare costs with the ongoing costs of investing in other mutual funds.

The Actual Examples are based on an investment of $1,000 invested at the beginning of the period and held the entire period (October 1, 2019 - March 31, 2020 for the Leuthold Core Investment Fund, Leuthold Global Fund, Leuthold Select Industries Fund, and Grizzly Short Fund and January 6, 2020 - March 31, 2020 for the Leuthold Core ETF). The Hypothetical Examples are based on an investment of $1,000 invested at the beginning of the period and held the entire period, October 1, 2019 - March 31, 2020.

Actual Expenses

The first line of the following tables provides information about actual account values and actual expenses. Although the Funds charge no sales load (the Leuthold Core Investment Fund and Leuthold Global Fund charge a 2% redemption fee for redemptions made within five business days after a purchase), you will be assessed fees for outgoing wire transfers, returned checks, or stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. To the extent that the Funds invest in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which a Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary by fund. These expenses are not included in the following examples. The examples include, but are not limited to, management fees, shareholder servicing fees, fund accounting, custody, and transfer agent fees. However, the following examples do not include portfolio trading commissions and related expenses, and extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The second line of the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the tables is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The Leuthold Funds - 2020 Semi-Annual Report	65

Leuthold Funds

Expense Example Tables (Unaudited)

Leuthold Core Investment Fund - Retail Class - LCORX

	Beginning Account Value October 1, 2019	Ending Account Value March 31, 2020	Expenses Paid During Period* October 1, 2019 - March 31, 2020
Actual**	$1,000.00	$919.80	$6.43
Hypothetical (5% return before expenses)***	1,000.00	1,018.30	6.76

*	Expenses are equal to the Fund's annualized expense ratio of 1.34%, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.
**	Excluding dividends and interest on securities sold short, your actual cost of investment in the Fund would be $5.81 and the Fund's annualized expense ratio would be 1.21%.
***	Excluding dividends and interest on securities sold short, your hypothetical cost of investment in the Fund would be $6.11 and the Fund's annualized expense ratio would be 1.21%.

Leuthold Core Investment Fund - Institutional Class - LCRIX

	Beginning Account Value October 1, 2019	Ending Account Value March 31, 2020	Expenses Paid During Period* October 1, 2019 - March 31, 2020
Actual**	$1,000.00	$920.00	$6.00
Hypothetical (5% return before expenses)***	1,000.00	1,018.75	6.31

*	Expenses are equal to the Fund's annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.
**	Excluding dividends and interest on securities sold short, your actual cost of investment in the Fund would be $5.38 and the Fund's annualized expense ratio would be 1.12%.
***	Excluding dividends and interest on securities sold short, your hypothetical cost of investment in the Fund would be $5.65 and the Fund's annualized expense ratio would be 1.12%.

Leuthold Global Fund - Retail Class - GLBLX

	Beginning Account Value October 1, 2019	Ending Account Value March 31, 2020	Expenses Paid During Period* October 1, 2019 - March 31, 2020
Actual**	$1,000.00	$897.40	$8.73
Hypothetical (5% return before expenses)***	1,000.00	1,015.80	9.27

*	Expenses are equal to the Fund's annualized expense ratio of 1.84%, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.
**	Excluding dividends and interest on securities sold short, your actual cost of investment in the Fund would be $7.83 and the Fund's annualized expense ratio would be 1.65%.
***	Excluding dividends and interest on securities sold short, your hypothetical cost of investment in the Fund would be $8.32 and the Fund's annualized expense ratio would be 1.65%.

Leuthold Global Fund - Institutional Class - GLBIX

	Beginning Account Value October 1, 2019	Ending Account Value March 31, 2020	Expenses Paid During Period* October 1, 2019 - March 31, 2020
Actual**	$1,000.00	$899.10	$7.55
Hypothetical (5% return before expenses)***	1,000.00	1,017.05	8.02

*	Expenses are equal to the Fund's annualized expense ratio of 1.59%, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.
**	Excluding dividends and interest on securities sold short, your actual cost of investment in the Fund would be $6.65 and the Fund's annualized expense ratio would be 1.40%.
***	Excluding dividends and interest on securities sold short, your hypothetical cost of investment in the Fund would be $7.06 and the Fund's annualized expense ratio would be 1.40%.

66	The Leuthold Funds - 2020 Semi-Annual Report

Leuthold Funds

Expense Example Tables (Unaudited) (continued)

Leuthold Select Industries Fund - LSLTX

	Beginning Account Value October 1, 2019	Ending Account Value March 31, 2020	Expenses Paid During Period* October 1, 2019 - March 31, 2020
Actual	$1,000.00	$812.20	$6.80
Hypothetical (5% return before expenses)	1,000.00	1,017.50	7.57

*	Expenses are equal to the Fund's annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.

Grizzly Short Fund - GRZZX

	Beginning Account Value October 1, 2019	Ending Account Value March 31, 2020	Expenses Paid During Period* October 1, 2019 - March 31, 2020
Actual**	$1,000.00	$1,105.40	$16.63
Hypothetical (5% return before expenses)***	1,000.00	1,009.20	15.87

*	Expenses are equal to the Fund's annualized expense ratio of 3.16%, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.
**	Excluding dividends and interest on securities sold short, your actual cost of investment in the Fund would be $8.37 and the Fund's annualized expense ratio would be 1.59%.
***	Excluding dividends and interest on securities sold short, your hypothetical cost of investment in the Fund would be $8.02 and the Fund's annualized expense ratio would be 1.59%.

Leuthold Core ETF - LCR

	Beginning Account Value January 6, 2020	Ending Account Value March 31, 2020	Expenses Paid During Period* January 6, 2020 - March 31, 2020
Actual	$1,000.00	$906.90	$1.46

	Beginning Account Value October 1, 2019	Ending Account Value March 31, 2020	Expenses Paid During Period* January 6, 2020 - March 31, 2020
Hypothetical (5% return before expenses)**	$1,000.00	$1,021.75	$3.29

*	Expenses are equal to the Fund's annualized expense ratio of 0.65%, multiplied by the average account value over the period, multiplied by 86/366 to reflect the period from January 6, 2020 to March 31, 2020, the commencement of operations date to the end of the period.
**	Expenses are equal to the Fund's annualized expense ratio of 0.65%, multiplied by the average account value over the period, multiplied by 183/366 to reflect the most recent six-month period.

The Leuthold Funds - 2020 Semi-Annual Report	67

68	The Leuthold Funds - 2020 Semi-Annual Report

Leuthold Funds

DISCLOSURE APPROVAL CONTINUATION INVESTMENT ADVISORY AGREEMENTS

On November 15, 2019, the Board of Directors of Leuthold Funds, Inc. (the “Directors”) approved the continuation of the investment advisory agreements for the Leuthold Core Investment Fund, the Grizzly Short Fund, the Leuthold Select Industries Fund, and the Leuthold Global Fund (collectively the “Funds,” or each, a “Fund”) with the investment adviser to the Funds, The Leuthold Group, LLC, doing business as Leuthold Weeden Capital Management (the “Adviser”). As part of the process of approving the continuation of the advisory agreements, the Directors reviewed the fiduciary duties of the Directors with respect to approving the advisory agreements and the relevant factors for the Directors to consider, and the members of the Board of Directors who are not deemed “interested persons” (as that term is defined by the Investment Company Act of 1940) of the Funds (the “Independent Directors”) met in executive session to discuss the approval of the advisory agreements.

In advance of the meeting, the Adviser sent detailed information to the Directors to assist them in their evaluation of the investment advisory agreements. This information included, but was not limited to, a memorandum from Fund counsel that summarized the legal standards applicable to the Directors’ consideration of the advisory agreements; detailed comparative information relating to the Funds’ management fees and other expenses of the Funds; information regarding fees paid by the Funds and other Fund payments; information on the Adviser’s profitability; information about brokerage commissions; detailed comparative information relating to the Funds’ performance; information about sales and redemptions of the Funds; information about the Funds’ compliance program; and other information the Directors believed was useful in evaluating the approval of advisory agreements.

All of the factors discussed by the Directors were considered as a whole, and were considered separately by the Independent Directors, meeting in executive session. The factors were viewed in their totality by the Directors, with no single factor being the principal or determinative factor in the Directors’ determination of whether to approve the continuation of the investment advisory agreements. The Directors recognized that the management and fee arrangements for the Funds are the result of years of review and discussion between the Independent Directors and the Adviser, that certain aspects of such arrangements may receive greater scrutiny in some years than in others and that the Directors’ conclusions may be based, in part, on their consideration of these same arrangements and information received during the course of the year and in prior years.

Prior to approving the continuation of the investment advisory agreements, the Directors and the Independent Directors in executive session considered, among other items:

•	The nature and quality of the investment advisory services provided by the Adviser, including the Adviser’s organization and operations, financial condition and stability and ownership structure; and the terms of the investment advisory agreements and how the services performed by the Adviser under the investment advisory agreements differ from those performed for other accounts managed by the Adviser.

•	A comparison of the fees and expenses of the Funds to other similar funds, including a comparison of the Funds’ total expenses and the total expense ratios.

•	A comparison of the fee structures of other accounts managed by the Adviser.

•	Whether economies of scale are recognized by the Funds.

•	The costs and profitability of the Funds to the Adviser.

The Leuthold Funds - 2020 Semi-Annual Report 69

Leuthold Funds

•	The independence, expertise, care, and conscientiousness of the Board of Directors.

•	Short-term and long-term investment performance of the Funds.

•	The other benefits to the Adviser from serving as investment adviser to the Funds (in addition to the advisory fee under the investment advisory agreements).

The material considerations and determinations of the Board of Directors, including all of the Independent Directors, are as follows:

Nature and Quality of Investment Advisory Services

The Directors noted that the Adviser supervises the investment portfolios of the Funds, directing the day-to-day management of the Funds’ portfolios, including the purchase and sale of investment securities. They discussed with management the nature of the investment process employed by the portfolio managers of the Funds, which is highly research intensive. The Directors also discussed staffing at the Adviser and concluded that the Adviser is well staffed to conduct the research needed to meet the investment objectives of the Funds.

The Directors also considered the background and experience of the Adviser’s senior management and expertise of, and the amount of attention given to the Funds by investment personnel of the Adviser, concluding that the Adviser devotes substantial resources and personnel to managing the Funds. In addition, the Directors considered the quality of the material service providers to the Funds, who provide administrative and distribution services on behalf of the Funds and are overseen by the Adviser, determining that they believe the service providers are well managed and provide quality services to the Funds, and that the Adviser’s oversight of these service providers is beneficial to the Funds and their shareholders. Based on their review, the Directors believe that the Adviser provides high quality services to the Funds. The Directors also concluded that they were satisfied with the nature, extent, and quality of the investment advisory services provided to the Funds by the Adviser, and that the nature and extent of the services provided by the Adviser are appropriate to assure that each Fund’s operations are conducted in compliance with applicable laws, rules and regulations.

Comparative Fees and Expenses

The Directors then discussed with management the variables, in addition to the management fees, such as administrative and transaction fees that impact costs to the shareholders of the Funds. Management reviewed with the Directors the comparison of the Funds’ expense ratios to other similar funds. As part of the discussion with management, the Directors ensured that they understood and were comfortable with the criteria used by the Adviser to determine the mutual funds that make up the peer universes for purposes of the materials presented at the meeting.

The Directors compared the Funds’ expense ratios to those of other comparable mutual funds, concluding that the peer groups used were in line with what the Adviser uses for its internal reporting and that the categories used to compare the Funds to their peer groups were appropriate. The Directors also assessed the impact on the Funds’ expense ratio of the Funds’ assets under management as compared to the peer groups. After review and discussion, the Directors concluded that the expense ratios of the Funds were within a reasonable range of comparable mutual funds, and that the fees and expenses of the Funds are reasonable.

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Comparison of Fee Structures of Other Accounts

The Directors then inquired of management regarding the distinction between the services performed by the Adviser for separately managed accounts (“SMAs”) or private investment companies and those performed by the Adviser for the Funds. The Directors concluded that the services performed by the Adviser for the Funds require a higher level of service and oversight than the services performed by the Adviser for SMAs or private investment companies. Based on this determination, the Directors believe that the differential in advisory fees between the Funds and the SMAs and private investment companies are reasonable and concluded that the fee rates charged to the Funds in comparison to those charged to the Adviser’s other clients are reasonable.

Performance

The Directors reviewed the Adviser’s quality of investment management, management history, and ability to successfully market the Funds. They noted that while the Funds have had periods of underperformance, it is their expectation that the Adviser’s discipline will lead to more favorable results in the long-term and concluded that renewal of the advisory agreements was in the best interest of the Funds’ shareholders.

The Directors also considered the presentation from the Adviser on the investment strategies for the Funds and reviewed the investment performance of the Funds compared with those of the Funds’ peer groups and relevant benchmarks. The Board concluded that these materials demonstrated that the performance of the Funds was satisfactory in comparison to the performance of similar funds.

Costs and Profitability

The Directors considered the costs of services provided and the profits realized by the Adviser, by reviewing reports provided by the Funds’ administrator that compared the Funds’ investment advisory fees to those of other comparable mutual funds. They also considered the Funds’ overall expense ratios compared to peer group funds and the Adviser’s proactive efforts to keep the overall expenses of the Funds lower, and they considered the resources and revenues that the Adviser has put into managing and distributing the Funds. The Directors concluded that the level of profitability realized by the Adviser from its provision of services to the Funds is reasonable, and that the overall expense ratios and investment advisory fees were fair and within a reasonable range of industry averages.

Economies of Scale

The Directors then discussed with management whether economies of scale are recognized by the Funds. They noted that as Fund assets grow, certain fixed costs are spread over the larger asset base, which may lead to some economies of scale. On the other hand, the Directors noted that many of the Funds’ expenses are subject to diseconomies of scale. For example, the intermediary service fees generally increase as the Funds’ assets grow. Given the size of the Funds the Directors determined that economies of scale were not being recognized, and they noted that the Funds have benefitted from the Adviser’s consistent efforts to keep overall expenses low. They concluded that the exisiting fee schedules were reasonable.

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Fall-Out Benefits

The Directors then considered other benefits to the Adviser from serving as adviser to the Funds (in addition to the advisory fee). The Directors noted that the Adviser derives ancillary benefits from its association with the Funds in the form of proprietary and third-party research products and services received from broker dealers that execute portfolio trades for the Funds. Specifically, they discussed the manner in which portfolio transactions for the Funds would be conducted, including the use of soft dollars. Based on these discussions, the Directors concluded that the research and services obtained by the Adviser would be beneficial to the Funds. The Directors determined such products and services have been used for legitimate purposes relating to the Funds by providing assistance in the investment decision- making process. Further, the Directors noted the following: (1) although the Adviser could derive benefits from the conversion of Fund shareholders into separate account clients, the Funds also could benefit from potential institutional shareholders who might choose to invest in the Funds because they want the Adviser’s services, but do not meet minimum separate account size requirements; (2) the Directors concluded that the research, analytical, statistical, and other information and services provided by brokers are merely supplemental to the Adviser’s own efforts in the performance of its duties under the investment advisory agreements; and (3) the Directors concluded that the allocation methodology for soft-dollars is appropriate. After this review and discussion, the Directors determined that the other benefits realized by the Adviser from its relationship with the Funds were reasonable.

Conclusion

After reviewing the materials provided at the meeting, management’s presentation, as well as other information regularly provided at the Board’s quarterly meetings throughout the year regarding the quality of services provided by the Adviser, the performance of the Funds, expense information, regulatory compliance issues, trading information and related matters, and other factors deemed relevant by the Board, the Directors, including all of the Independent Directors, approved the continuation of the investment advisory agreements.

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DISCLOSURE APPROVAL INVESTMENT ADVISORY AGREEMENT CORE ETF

On November 15, 2019, the Board of Directors of Leuthold Funds, Inc. (the “Directors”) approved the investment advisory agreement for the Leuthold Core ETF (the “New Fund”) with the investment adviser to the New Fund, The Leuthold Group, LLC, doing business as Leuthold Weeden Capital Management (the “Adviser”). As part of the process of approving the new advisory agreement, the Directors reviewed the fiduciary duties of the Directors with respect to approving the advisory agreement and the relevant factors for the Directors to consider, and the members of the Board of Directors who are not deemed “interested persons” (as that term is defined by the Investment Company Act of 1940) of the Funds (the “Independent Directors”) met in executive session to discuss the approval of the new advisory agreement.

In advance of the meeting, the Adviser sent detailed information to the Directors to assist them in their evaluation of the new investment advisory agreement. This information included, but was not limited to, a memorandum from Fund counsel that summarized the legal standards applicable to the Directors’ consideration of the advisory agreements; information on the Adviser’s profitability; information about brokerage commissions; information about the Funds’ compliance program; and other information the Directors believed was useful in evaluating the approval of the new advisory agreement.

All of the factors discussed by the Directors were considered as a whole, and were considered separately by the Independent Directors, meeting in executive session. The factors were viewed in their totality by the Directors, with no single factor being the principal or determinative factor in the Directors’ determination of whether to approve the new investment advisory agreement.

Prior to approving the new investment advisory agreement, the Directors and the Independent Directors in executive session considered, among other items:

•	The nature and quality of the investment advisory services to be provided by the Adviser, including the Adviser’s organization and operations, financial condition and stability and ownership structure; and the terms of the investment advisory agreement and how the services to be performed by the Adviser under the investment advisory agreement differ from those performed for other accounts managed by the Adviser.

•	A comparison of the fees and estimated expenses of the New Fund to other similar funds, including a comparison of the New Fund’s estimated total expenses and the total expense ratios.

•	A comparison of the fee structures of other accounts managed by the Adviser.

•	Whether economies of scale are recognized by the New Fund.

•	The expected costs and profitability of the New Fund to the Adviser.

•	The independence, expertise, care, and conscientiousness of the Board of Directors.

•	The other benefits to the Adviser from serving as investment adviser to the New Fund (in addition to the advisory fee under the investment advisory agreement).

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The material considerations and determinations of the Board of Directors, including all of the Independent Directors, are as follows:

Nature and Quality of Investment Advisory Services

The Directors discussed the efforts of the Adviser in supervising the investment portfolios of the operating funds, directing the day-to-day management of the operating funds’ portfolios, including the purchase and sale of investment securities, and the performance of the Adviser in these efforts. They noted that the investment process employed is highly research intensive.

Noting the research intensive process of the Adviser, the Directors considered the background and experience of the Adviser’s senior management and expertise of, and the level of attention given to the operating funds by investment personnel of the Adviser, and determined that the personnel that will service the New Fund are well qualified. In addition, the Directors deliberated on the quality of the material service providers to the New Fund, who will provide administrative and distribution services on behalf of the New Fund and are overseen by the Adviser, and the overall reputation and capabilities of the Adviser, concluding that they believe the services providers are respected in the industry and will provide valuable services to the New Fund, as they currently do for the operating funds.

The Directors concluded, based on the well qualified personnel who will serve the New Fund, that the nature, extent, and quality of the investment advisory services to be provided to the New Fund by the Adviser are good.

Comparative Fees and Expenses

The Directors reviewed and assessed the fees and expenses of other funds similar to the New Fund. They determined that the estimated expense ratio of the New Fund are within the range of comparable mutual funds, and that the New Fund’s proposed fees are reasonable.

Comparison of Fee Structures of Other Accounts

The Directors believe that management of the New Fund involves more comprehensive and substantive duties than the management of separately managed accounts (“SMAs”) or private investment companies. The New Fund requires considerable compliance, third-party oversight, and shareholder services that institutional accounts do not, due to the more retail nature of the fund shareholder and the legal and regulatory burdens associated with managing the New Fund.

In summary, the Directors noted the following: (1) management of the New Fund involves more comprehensive and substantive duties than the management of SMAs or private investment companies; and (2) SMAs and private investment companies do not present equivalent compliance or litigation risk to the Adviser. Based on the materials and information discussed above, the Directors concluded that the differential in the proposed advisory fee between the New Fund and the SMAs and private investment companies managed by the Adviser is reasonable.

Performance

The Directors noted that the New Fund has not yet begun operations, and has no performance.

Costs and Profitability

The Directors considered and discussed the expected costs of the services to be provided and the profits expected to be realized by the Adviser with regard to the New Fund. They noted that during the initial few years it is not expected that the New Fund will generate significant profits, and that the Adviser is willing to bear much of the burden of operating the New Fund because it believes that the New Fund is a product that will be beneficial for shareholders and should eventually attract investors. The Directors concluded that the level of expected profitability to be realized by the Adviser from its provision of services to the Funds is reasonable, and that the expected expense ratio and proposed investment advisory fee are fair and within a reasonable range of industry averages.

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Economies of Scale

The Directors discussed the possibility that as fund assets grow, certain fixed costs are spread over the larger asset base leading to some economies of scale, which should benefit the New Fund’s shareholders. Additionally, some variable costs, such as accounting, administration, custody, and management fees are on a sliding scale relative to asset size. Following their discussion, the Directors concluded that the proposed advisory fee is.

Fall-Out Benefits

The Directors then considered other benefits to the Adviser from serving as adviser to the New Fund (in addition to the advisory fee).The Directors noted that the Adviser may derive ancillary benefits from its association with the Fund in the form of proprietary and third-party research products and services to be received from broker dealers that execute portfolio trades for the New Fund. In this regard, the Directors determined that the allocation methodology used by the Adviser for soft-dollars is appropriate, and noted the following: (1) although the Adviser could derive benefits from the conversion of New Fund shareholders into separate account clients, the New Fund also could benefit from potential institutional shareholders who might choose to invest in the New Fund because they want the Adviser’s services, but do not meet minimum separate account size requirements; and (2) the Directors concluded that the research, analytical, statistical, and other information and services provided by brokers are expected to be merely supplemental to the Adviser’s own efforts in the performance of its duties under the investment advisory agreement. After this review and discussion, the Directors determined that the other benefits to be realized by the Adviser from its relationship with the Funds are reasonable.

Conclusion

After reviewing the materials provided at the meeting, management’s presentation, as well as other information provided at prior meetings of the Board, the Directors, including all of the Independent Directors, approved the new investment advisory agreement.

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Leuthold Funds

ADDITIONAL DISCLOSURE REGARDING FUND DIRECTORS AND OFFICERS (UNAUDITED)

Independent Directors

Name, Year of Birth, and Address	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Fund Complex Overseen By Director	Other Directorships Held by Director

Lawrence L. Horsch (1934) c/o Leuthold Weeden Capital Management 150 South Fifth Street Suite 1700 Minneapolis, MN 55402	Chairman and Director	Indefinite, Director since 1995	Chairman, Eagle Management & Financial Corp., a management consulting firm	5	Somero Enterprises and Pioneer Sales Group

Steven R. Schroll (1957) c/o Leuthold Weeden Capital Management 150 South Fifth Street Suite 1700 Minneapolis, MN 55402	Director and Chair of Nominating Committee	Indefinite, Director since 2019	Retired. Served as Senior Equity Portfolio Manager at Ameriprise Financial (Columbia Management) from 2002 to 2018.	5	None

Addison L. Piper (1946) c/o Leuthold Weeden Capital Management 150 South Fifth Street Suite 1700 Minneapolis, MN 55402	Director and Chair of Audit Committee	Indefinite, Director since 2009	Retired Chairman and Chief Executive Officer of Piper Sandler Companies (formerly known as Piper Jaffray Companies) and PREDEX.	5	Piper Sandler Companies and PREDEX

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ADDITIONAL DISCLOSURE REGARDING FUND DIRECTORS AND OFFICERS (UNAUDITED)

Interested Persons

Name, Year of Birth, and Address	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	# of Portfolios in Fund Complex Overseen By Director	Other Directorships Held by Director

John C. Mueller (1968) 150 South Fifth Street Suite 1700 Minneapolis, MN 55402	Director President	Indefinite, Director since 2009 One year term, President since 2011	Co-Chief Executive Officer of The Leuthold Group since 2005. Involved in Sales and Marketing for The Leuthold Group since 2001.	5	None

Holly J. Weiss (1968) 150 South Fifth Street Suite 1700 Minneapolis, MN 55402	Secretary and Treasurer	One Year Term, Secretary and Treasurer since 2009	Chief Financial Officer of the Adviser since 2011. Controller of the Adviser from 2008 to 2011.	N/A	N/A

Roger A. Peters (1960) 150 South Fifth Street Suite 1700 Minneapolis, MN 55402	Vice President and Chief Compliance Officer and Anti-Money Laundering Officer	One Year Term, Chief Compliance Officer since 2006 and Vice President since 2007 and Anti-Money Laundering Officer since 2011	Chief Compliance Officer of the Adviser since 2005.	N/A	N/A

Glenn R. Larson (1965) 150 South Fifth Street Suite 1700 Minneapolis, MN 55402	Assistant Secretary	One Year Term, Assistant Secretary since 2006	Compliance Officer of the Adviser since 2005.	N/A	N/A

The Statement of Additional Information includes additional information about the Funds’ Directors and is available free of charge upon request by calling the Funds toll free at (800) 273-6886.

Information regarding the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free at (800) 273-6886 or by accessing the Funds’ website at www.leutholdgroup.com. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge upon request by calling toll-free at (800) 273-6886 or on the SEC’s website at www.sec.gov.

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Leuthold Funds

Investment Adviser:
The Leuthold Group, LLC, doing business as Leuthold Weeden Capital Management, Minneapolis, Minnesota

Administrator, Transfer Agent, Fund Accountant, Shareholder Servicing Agent:
U.S. Bancorp Fund Services, LLC, Milwaukee, Wisconsin

Custodian:
U.S. Bank, N.A., Milwaukee, Wisconsin

Counsel:
Foley & Lardner, LLP, Milwaukee, Wisconsin

Independent Registered Public Accounting Firm:
Ernst & Young LLP, Minneapolis, Minnesota

The Funds are required to file their complete schedules of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-PORT, Part F. Once filed, the Fund’s Form N-PORT, Part F is available without charge on the SEC’s website (http://www.sec.gov) and is available upon request by calling 1-800-273-6886. You can also obtain copies of Form N-PORT, Part F, after paying a duplicating fee, by sending your request electronically to publicinfo@sec.gov.

This report is authorized for distribution only when preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Incorporated by reference to previous Form N-CSR filing, filed December 8, 2008.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.
(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Leuthold Funds, Inc.

By (Signature and Title)*  /s/ John Mueller
                                           John Mueller, President/Principal Executive Officer

Date   June 4, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* )* /s/ John Mueller
                                             John Mueller, President/Principal Executive Officer

Date   June 4, 2020

By (Signature and Title)* /s/ Holly Weiss
                                          Holly Weiss, Treasurer/Principal Financial Officer

Date    June 4, 2020

* Print the name and title of each signing officer under his or her signature.